UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST

On behalf of the following series:

BBH Core Select

BBH Global Core Select

BBH International Equity Fund

BBH Limited Duration Fund

BBH Intermediate Municipal Bond Fund

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005

(Address of principal executive offices) (Zip Code)

Corporation Services Company

2711 Centerville Road, Suite 400, Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Item 1. Report to Stockholders.

Semi-Annual Report

APRIL 30, 2016

BBH CORE SELECT

BBH CORE SELECT

PORTFOLIO ALLOCATION
April 30, 2016 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Basic Materials	$167,955,415	4.1%
Communications	580,313,763	14.2
Consumer Cyclical	263,722,282	6.5
Consumer Non-Cyclical	1,038,806,855	25.5
Energy	295,180,985	7.2
Financials	822,381,945	20.2
Industrials	65,468,897	1.6
Technology	517,336,664	12.7
Repurchase Agreements	198,500,000	4.9
U.S. Treasury Bills	124,948,472	3.0
Cash and Other Assets in Excess of Liabilities	3,771,734	0.1
NET ASSETS	$4,078,387,012	100.0%

All data as of April 30, 2016. The BBH Core Select Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

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BBH CORE SELECT

PORTFOLIO OF INVESTMENTS
April 30, 2016 (unaudited)

Shares		Value
	COMMON STOCKS (92.0%)
	BASIC MATERIALS (4.1%)
1,283,018	Celanese Corp. (Series A)	$90,709,373
657,637	Praxair, Inc.	77,246,042
	Total Basic Materials	167,955,415

	COMMUNICATIONS (14.2%)
254,706	Alphabet, Inc. (Class C)[1]	176,513,805
4,163,690	Comcast Corp. (Class A)	252,985,804
4,866,350	Discovery Communications, Inc. (Class C)[1]	130,320,853
838,858	eBay, Inc.[1]	20,493,301
	Total Communications	580,313,763

	CONSUMER CYCLICAL (6.5%)
1,852,676	Bed, Bath & Beyond, Inc.[1]	87,483,361
3,361,584	Liberty Interactive Corp. QVC Group (Class A)[1]	88,073,501
1,318,460	Wal-Mart Stores, Inc.	88,165,420
	Total Consumer Cyclical	263,722,282

	CONSUMER NON-CYCLICAL (25.5%)
1,202,824	Baxalta, Inc.	50,458,467
628,469	Dentsply Sirona, Inc.	37,456,752
943,814	Diageo, Plc. ADR	102,243,371
395,140	FleetCor Technologies, Inc.[1]	61,120,255
337,954	Henry Schein, Inc.[1]	57,012,840
2,040,887	Nestle SA ADR	152,188,944
2,175,071	Novartis AG ADR	165,240,144
3,121,519	PayPal Holdings, Inc.[1]	122,301,114
649,037	Perrigo Co., Plc.	62,742,407
1,489,314	Unilever NV (NY Shares)	65,559,602
3,454,879	Zoetis, Inc.	162,482,959
	Total Consumer Non-Cyclical	1,038,806,855

	ENERGY (7.2%)
1,518,433	EOG Resources, Inc.	125,452,934
988,574	Occidental Petroleum Corp.	75,774,197
1,169,453	Schlumberger, Ltd.	93,953,854
	Total Energy	295,180,985

The accompanying notes are an integral part of these financial statements.

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BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	FINANCIALS (20.2%)
1,263	Berkshire Hathaway, Inc. (Class A)[1]	$276,597,000
3,735,171	Progressive Corp.	121,766,574
5,267,207	US Bancorp	224,857,067
3,984,820	Wells Fargo & Co.	199,161,304
	Total Financials	822,381,945

	INDUSTRIALS (1.6%)
1,113,606	Waste Management, Inc.	65,468,897
	Total Industrials	65,468,897

	TECHNOLOGY (12.7%)
2,806,871	Microsoft Corp.	139,978,657
6,316,874	Oracle Corp.	251,790,598
2,485,499	QUALCOMM, Inc.	125,567,409
	Total Technology	517,336,664
	Total Common Stocks (Identified cost $2,657,476,721)	3,751,166,806

The accompanying notes are an integral part of these financial statements.

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BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (4.9%)
$198,500,000	National Australia Bank (Agreement dated 04/29/2016 collateralized by U.S. Treasury Inflation Indexed Note 0.125%, due 04/15/20, original par $196,535,000, valued at $202,470,000)	05/02/16	0.280%	$198,500,000
	Total Repurchase Agreements (Identified cost $198,500,000)			198,500,000
	U.S. TREASURY BILLS (3.0%)
125,000,000	U.S. Treasury Bill[2]	06/23/16	0.000	124,948,472
	Total U.S. Treasury Bills (Identified cost $124,948,472)			124,948,472
TOTAL INVESTMENTS (Identified cost $2,980,925,193)[3]			99.9%	$4,074,615,278
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.1%	3,771,734
NET ASSETS			100.0%	$4,078,387,012

[1]	Non-income producing security.
[2]	Security issued with a zero coupon. Income is recognized through accretion of discount.
[3]	The aggregate cost for federal income tax purposes is $2,980,925,193, the aggregate gross unrealized appreciation is $1,148,184,370 and the aggregate gross unrealized depreciation is $54,494,285, resulting in net unrealized appreciation of $1,093,690,085.

Abbreviations:

ADR — American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

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BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

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BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2016.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2016
Basic Materials	$167,955,415	$–	$–	$167,955,415
Communications	580,313,763	–	–	580,313,763
Consumer Cyclical	263,722,282	–	–	263,722,282
Consumer Non-Cyclical	1,038,806,855	–	–	1,038,806,855
Energy	295,180,985	–	–	295,180,985
Financials	822,381,945	–	–	822,381,945
Industrials	65,468,897	–	–	65,468,897
Technology	517,336,664	–	–	517,336,664
Repurchase Agreements	–	198,500,000	–	198,500,000
U.S. Treasury Bills	–	124,948,472	–	124,948,472
Investments, at value	$3,751,166,806	$323,448,472	$–	$4,074,615,278

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period.
There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2016.

The accompanying notes are an integral part of these financial statements.

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BBH CORE SELECT

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2016 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $2,782,425,193)	$3,876,115,278
Repurchase agreements (Identified cost $198,500,000)	198,500,000
Cash	1,931,793
Receivables for:
Dividends	9,273,340
Shares sold	851,814
Investment advisory and administrative fees waiver reimbursement	154,895
Interest	3,161
Prepaid assets	11,091
Total Assets	4,086,841,372
LIABILITIES:
Payables for:
Shares redeemed	4,542,045
Investment advisory and administrative fees	2,748,283
Shareholder servicing fees	678,793
Custody and fund accounting fees	100,706
Distributors fees	56,460
Professional fees	45,375
Transfer agent fees	28,556
Board of Trustees’ fees	4,542
Accrued expenses and other liabilities	249,600
Total Liabilities	8,454,360
NET ASSETS	$4,078,387,012
Net Assets Consist of:
Paid-in capital	$2,751,861,445
Undistributed net investment income	15,866,049
Accumulated net realized gain on investments in securities	216,969,433
Net unrealized appreciation/(depreciation) on investments in securities	1,093,690,085
Net Assets	$4,078,387,012
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($3,850,123,865 ÷ 183,883,015 shares outstanding)	$20.94
RETAIL CLASS SHARES
($228,263,147 ÷ 17,713,064 shares outstanding)	$12.89

The accompanying notes are an integral part of these financial statements.

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BBH CORE SELECT

STATEMENT OF OPERATIONS
For the six months ended April 30, 2016 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $1,723,592)	$40,109,463
Interest and other income	420,640
Total Income	40,530,103
Expenses:
Investment advisory and administrative fees	17,109,612
Shareholder servicing fees	4,363,656
Distributors fees	344,853
Transfer agent fees	163,806
Custody and fund accounting fees	147,674
Professional fees	39,914
Board of Trustees’ fees	30,076
Miscellaneous expenses	349,965
Total Expenses	22,549,556
Investment advisory and administrative fees waiver	(423,832)
Expense offset arrangement	(981)
Net Expenses	22,124,743
Net Investment Income	18,405,360
NET REALIZED AND UNREALIZED LOSS:
Net realized gain on investments in securities	217,391,784
Net change in unrealized appreciation/(depreciation) on investments in securities	(291,876,042)
Net Realized and Unrealized Loss	(74,484,258)
Net Decrease in Net Assets Resulting from Operations	$(56,078,898)

The accompanying notes are an integral part of these financial statements.

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BBH CORE SELECT

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2016 (unaudited)	For the year ended October 31, 2015
INCREASE IN NET ASSETS:
Operations:
Net investment income	$18,405,360	$29,393,784
Net realized gain on investments in securities	217,391,784	395,381,395
Net change in unrealized appreciation/(depreciation) on investments in securities	(291,876,042)	(225,720,467)
Net increase/(decrease) in net assets resulting from operations	(56,078,898)	199,054,712
Dividends and distributions declared:
From net investment income:
Class N	(24,454,690)	(36,725,174)
Retail Class	(1,357,111)	(2,814,050)
From net realized gains:
Class N	(314,097,487)	(89,273,564)
Retail Class	(29,099,366)	(9,365,888)
Total dividends and distributions declared	(369,008,654)	(138,178,676)
Share transactions:
Proceeds from sales of shares*	233,488,636	2,175,445,135
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	312,156,128	111,485,040
Proceeds from short-term redemption fees	11,700	11,858
Cost of shares redeemed*	(1,292,319,272)	(3,314,063,614)
Net decrease in net assets resulting from share transactions	(746,662,808)	(1,027,121,581)
Total decrease in net assets	(1,171,750,360)	(966,245,545)
NET ASSETS:
Beginning of period	5,250,137,372	6,216,382,917
End of period (including undistributed net investment income of $15,866,049 and $23,272,490, respectively)	$4,078,387,012	$5,250,137,372

*	Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

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BBH CORE SELECT

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period.

	For the six months ended April 30, 2016 (unaudited)	For the years ended October 31,
		2015	2014	2013	2012	2011
Net asset value, beginning of period	$22.79	$22.52	$21.21	$17.46	$15.07	$13.91
Income from investment operations:
Net investment income[1]	0.09	0.12	0.14	0.13	0.10	0.12
Net realized and unrealized gain/(loss)	(0.26)	0.64	1.70	3.95	2.54	1.15
Total income/(loss) from investment operations	(0.17)	0.76	1.84	4.08	2.64	1.27
Less dividends and distributions:
From net investment income	(0.12)	(0.14)	(0.10)	(0.10)	(0.07)	(0.07)
From net realized gains	(1.56)	(0.35)	(0.43)	(0.23)	(0.18)	(0.04)
Total dividends and distributions	(1.68)	(0.49)	(0.53)	(0.33)	(0.25)	(0.11)
Short-term redemption fees[1,2]	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$20.94	$22.79	$22.52	$21.21	$17.46	$15.07
Total return	(0.59)%[3]	3.47%	8.90%	23.78%	17.86%	9.19%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$3,850	$4,970	$5,816	$5,645	$3,049	$809
Ratio of expenses to average net assets before reductions	1.01%[4]	1.07%	1.07%	1.09%	1.12%	1.14%
Fee waiver	0.01%[4,5]	0.07%[5]	0.07%[5]	0.09%[5]	0.12%[5]	0.13%[5]
Expense offset arrangement	0.00%[4,6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.01%
Ratio of expenses to average net assets after reductions	1.00%[4]	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.86%[4]	0.53%	0.66%	0.65%	0.63%	0.85%
Portfolio turnover rate	7%[3]	8%	8%	12%	14%	17%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months ended April 30, 2016 and the fiscal years ended October 31, 2015, 2014, 2013, 2012 and 2011, reflect fees reduced as result of a contractual operating expense limitation of the share class to 1.00%. The agreement is effective for the period beginning on July 14, 2010 through April 1, 2014, and has been renewed by all parties to the agreement through March 1, 2017. For the six months ended April 30, 2016 and the fiscal years ended October 31, 2015, 2014, 2013, 2012 and 2011, the waived fees were $281,060, $3,938,986, $4,238,260, $3,983,262, $1,853,202 and $793,607, respectively.
[6]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	11

BBH CORE SELECT

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Retail Class share outstanding throughout each period.

	For the six months ended April 30, 2016 (unaudited)	For the years ended October 31,				For the period from March 25, 2011 (commencement of operations) to October 31, 2011
		2015	2014	2013	2012
Net asset value, beginning of period	$14.65	$14.66	$13.99	$11.61	$10.11	$10.00
Income from investment operations:
Net investment income[1]	0.04	0.03	0.06	0.06	0.05	0.02
Net realized and unrealized gain/(loss)	(0.17)	0.42	1.11	2.60	1.69	0.09
Total income/(loss) from investment operations	(0.13)	0.45	1.17	2.66	1.74	0.11
Less dividends and distributions:
From net investment income	(0.07)	(0.11)	(0.07)	(0.05)	(0.06)	—
From net realized gains	(1.56)	(0.35)	(0.43)	(0.23)	(0.18)	—
Total dividends and distributions	(1.63)	(0.46)	(0.50)	(0.28)	(0.24)	—
Short-term redemption fees[1,2]	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$12.89	$14.65	$14.66	$13.99	$11.61	$10.11
Total return	(0.65)%[3]	3.14%	8.63%	23.42%	17.64%	1.10%[3]
Ratios/Supplemental data:
Net assets, end of period (in millions)	$228	$280	$400	$367	$267	$185
Ratio of expenses to average net assets before reductions	1.37%[4]	1.39%	1.40%	1.42%	1.43%	1.59%[4]
Fee waiver	0.12%[4,5]	0.14%[5]	0.15%[5]	0.17%[5]	0.18%[5]	0.33%[4,5]
Expense offset arrangement	0.00%[4,6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.01%[4]
Ratio of expenses to average net assets after reductions	1.25%[4]	1.25%	1.25%	1.25%	1.25%	1.25%[4]
Ratio of net investment income to average net assets	0.61%[4]	0.24%	0.40%	0.44%	0.50%	0.37%[4]
Portfolio turnover rate	7%[3]	8%	8%	12%	14%	17%[7]

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months ended April 30, 2016, the fiscal years ended October 31, 2015, 2014, 2013, 2012 and period ended October 31, 2011, reflect fees reduced as result of a contractual operating expense limitation of the share class to 1.25%. The agreement is effective for the period beginning on July 14, 2010 through April 1, 2014, and has been renewed by all parties to the agreement through March 1, 2017. For the six months ended April 30, 2016, fiscal years ended October 31, 2015, 2014, 2013, 2012 and period ended October 31, 2011, the waived fees were $142,772, $551,384, $577,948, $568,410, $633,118 and $133,178, respectively.
[6]	Less than 0.01%.
[7]	Represents Fund portfolio turnover for the twelve months ended October 31, 2011.

The accompanying notes are an integral part of these financial statements.

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BBH CORE SELECT

NOTES TO FINANCIAL STATEMENTS
April 30, 2016 (unaudited)

1.	Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on November 2, 1998. The Fund offers Class N and Retail Class shares. On October 1, 2010, the Board established a new class of shares designated as “Retail Class”, which commenced operations on March 25, 2011. Class N and Retail Class shares have different operating expenses. With the exception of class specific expenses, all expenses are allocated between classes based on net assets. Neither Class N shares nor Retail Class shares automatically convert to any other share class of the Fund. Effective January 29, 2016, the Fund reopened to new investors. As of April 30, 2016, there were six series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investments Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board; (4) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments

financial statements april 30, 2016	13

BBH CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (MRA) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Lastly, the MRA does not preclude the Fund from selling, transferring, pledging or hypothecating the underlying collateral but no such transaction shall relieve the Fund of its obligation to transfer the collateral to the counterparty upon the latter’s repurchase of the securities.

The Fund’s repurchase agreements as of April 30, 2016 are shown on a gross basis and the required disclosures under Accounting Standards Update (“ASU”) 2013-01 are shown in the Portfolio of Investments. Repurchase agreements are subject to credit risks.

E.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax

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BBH CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.
The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2015, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2016, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
F.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amounts of $338,552,177 and $30,456,477 to Class N shares and Retail Class shareholders, respectively, during the six months ended April 30, 2016. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

The tax character of distributions paid during the fiscal years ended October 31, 2015 and 2014, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2015:	$57,953,050	$80,225,626	$138,178,676	–	$138,178,676
2014:	57,474,808	95,228,590	152,703,398	–	152,703,398

As of October 31, 2015 and 2014, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2015:	$23,272,490	$343,185,744	$366,458,234	–	$(411,242)	$1,385,566,127	$1,751,613,119
2014:	51,831,756	80,208,174	132,039,930	–	(1,024,321)	1,611,286,594	1,742,302,203

The Fund did not have a net capital loss carryforward at October 31, 2015.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards, if any; such gains will not be distributed.

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

G.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.80% per annum on the first $3,000,000,000 of the Fund’s average daily net assets and 0.75% per annum on the Fund’s average daily net assets over $3,000,000,000 (a flat rate of 0.80% prior to November 1, 2015). For the six months ended April 30, 2016, the Fund incurred $17,109,612 under the Agreement.
B.	Investment Advisory and Administrative Fee Waivers. Effective July 14, 2010, the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and for Retail Class, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1) of Class N and Retail Class to 1.00%. The agreement will terminate on March 1, 2017, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2016, the Investment Adviser waived fees in the amount of $281,060 and $142,772 for Class N and Retail Class, respectively.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% (0.25% prior to November 1, 2015) of Class N and Retail Class shares’ average daily net assets. For the six months ended April 30, 2016, the Fund incurred shareholder servicing fees in the amount of $4,118,279 and $245,377 for Class N and Retail Class, respectively.
D.	Distribution (12b-1) Fees. The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Retail Class shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of investment and may cost the shareholder more than paying other types of sales charges. The maximum annual distribution fee for Retail Class

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

shares is 0.25% of the average daily net assets of the Retail Class shares of the Fund. With this agreement along with the investment advisory and waiver agreements above, it is anticipated that total operating expenses for Retail Class shares will be 1.25% of the average daily net assets. For the six months ended April 30, 2016, Retail Class shares of the Fund incurred $306,463 for Distribution (12b-1) Fees.
E.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2016, the Fund incurred $147,674 in custody and fund accounting fees. These fees for the Fund were reduced by $981 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2016, was $750.
F.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2016, the Fund incurred $30,076 in independent Trustee compensation and reimbursements.
4.	Investment Transactions. For the six months ended April 30, 2016, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $277,219,296 and $1,229,536,898, respectively.

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N and Retail Class shares of beneficial interest at no par value. Transactions in Class N and Retail Class shares were as follows:
	For the six months ended April 30, 2016 (unaudited)		For the year ended October 31, 2015
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	10,813,191	$220,300,106	57,924,227	$1,271,498,929
Shares issued in connection with reinvestments of dividends	13,754,570	281,831,139	4,555,895	100,047,448
Proceeds from short-term redemption fees	N/A	10,965	N/A	8,714
Shares redeemed	(58,799,640)	(1,230,685,660)	(102,635,558)	(2,286,971,325)
Net decrease	(34,231,879)	$(728,543,450)	(40,155,436)	$(915,416,234)
Retail Class
Shares sold	1,022,769	$13,188,530	64,100,288	$903,946,206
Shares issued in connection with reinvestments of dividends	2,402,931	30,324,989	807,739	11,437,592
Proceeds from short-term redemption fees	N/A	735	N/A	3,144
Shares redeemed	(4,838,433)	(61,633,612)	(73,108,125)	(1,027,092,289)
Net decrease	(1,412,733)	$(18,119,358)	(8,200,098)	$(111,705,347)

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2016 and the year ended October 31, 2015. Specifically:

During the six months ended April 30, 2016, 1,785 shares of Class N were exchanged for 2,899 shares of Retail Class valued at $36,602 and 2,415 shares of Retail Class were exchanged for 1,553 shares of Class N valued at $35,385.

During the fiscal year 2015, 39,275,044 shares of Class N were exchanged for 61,032,526 shares of Retail Class valued at $859,337,967 and 61,037,155 shares of Retail Class were exchanged for 39,264,327 shares of Class N valued at $850,861,449.

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

6. Principal Risk Factors and Indemnifications.

A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation (market risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
7.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2016 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

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DISCLOSURE OF FUND EXPENSES
April 30, 2016 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2015 to April 30, 2016).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2016 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period November 1, 2015 to April 30, 2016[1]
Class N
Actual	$1,000	$994	$4.96
Hypothetical[2]	$1,000	$1,020	$5.02

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period November 1, 2015 to April 30, 2016[1]
Retail Class
Actual	$1,000	$994	$6.20
Hypothetical[2]	$1,000	$1,019	$6.27

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.00% and 1.25% for Class N and Retail Class shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

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BBH CORE SELECT

DISCLOSURE OF ADVISOR SELECTION
April 30, 2016 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”). Additionally, the approval must occur at an in-person meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 16, 2015 and an in-person meeting on December 2, 2015, to consider whether to renew the combined Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 2, 2015 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel, operations and Fund performance. The Board also received comparative performance and fee and expense information for the Fund compiled by Broadridge using data from Lipper, Inc. (“Lipper”), an independent provider of investment company data (“Lipper Report”). Additionally, the Board received a separate comparative performance and fee and expense report prepared by Lipper based on criteria selected by BBH. The Board reviewed these reports with both Lipper and with BBH. The Board received a memorandum from counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, pursuant to the Agreement with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and

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DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2016 (unaudited)

policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by BBH to the Fund within the same fee structure. The Board received and considered information, during the December meeting and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by BBH as the Investment Adviser and administrator, including: portfolio management, supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, assistance to the Board (including the Independent Trustees in their capacity as Trustees), Chief Compliance Officer services for the Trust, and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that pursuant to separate agreements BBH also provides custody, shareholder servicing, and fund accounting services to the Fund.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board also considered brokerage policies and practices, the standards applied in seeking best execution and policies and practices regarding soft dollars. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that during the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November and December meetings, and throughout the year, the Board received and reviewed detailed performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in the reports compiled by Lipper. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Lipper, as the party responsible for compiling the Lipper Report. The Board reviewed the findings of both comparative reports and discussed the positioning of the Fund relative to the selected peer-sets with both Lipper and with BBH. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer funds, noting relative underperformance in the 1-, 2-, 3- and 4-year periods and outperformance in the 10 year period. The Board noted that the Fund’s historical track record of positive absolute returns was consistent with the investment approach communicated to investors. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund in the context of its review. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

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DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2016 (unaudited)

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board specifically noted the imposition of a breakpoint to the Fund’s fee schedule, effective November 1, 2015. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. In the reports compiled by Lipper, the Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net total expenses with those of other comparable mutual funds. The Board noted the distinguishing characteristics of the funds in the comparative universes provided and recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the combined advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly and indirectly. The Board reviewed the Investment Adviser’s and BBH’s profitability data for the Fund for the nine-months ended September 30, 2015, and for each of the prior four years, focusing on the Investment Adviser’s and BBH’s profitability before taxes and distribution expenses. The data also included the effect of revenue generated by the shareholder servicing, custody, and fund accounting and administration fees paid by the Fund to BBH. With respect to shareholder servicing fees, the Board noted that, effective November 1, 2015, the fee rate was standardized at 0.20% for all of the Trust’s funds, including the Fund, which resulted in a 0.05% decrease in the fees payable by the Fund. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Funds through various broker dealer platforms, the proprietary research services acquired by BBH through soft dollars and from brokers that execute the Fund’s purchases and sales of securities, and fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. The Board concluded that the Investment Adviser and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

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DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2016 (unaudited)

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board again noted the imposition of a breakpoint to the Fund’s fee schedule, effective November 1, 2015. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable.

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CONFLICTS OF INTEREST
April 30, 2016 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures to assure that investment opportunities are allocated equitably between the Fund and other funds and accounts with similar investment strategies.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

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CONFLICTS OF INTEREST (continued)
April 30, 2016 (unaudited)

The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance to the Investment Adviser in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BBH client accounts, including in connection with BBH client accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other BBH client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other BBH client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BBH client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Fund and to such other BBH client accounts. To the extent that BBH uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BBH receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BBH.

BBH may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BBH believes are useful in its investment decision-making process. BBH may from time to time choose not to engage in the above described arrangements to varying degrees. BBH may also enter into commission sharing arrangements under which BBH may execute transactions through a broker-dealer, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BBH. To the extent that BBH engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

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CONFLICTS OF INTEREST (continued)
April 30, 2016 (unaudited)

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

From time to time, BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

When market quotations are not readily available, or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price, generally, may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies

financial statements april 30, 2016	29

BBH CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2016 (unaudited)

designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

30

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
(800) 575-1265
Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

Semi-Annual Report

APRIL 30, 2016

BBH GLOBAL CORE SELECT

BBH GLOBAL CORE SELECT

PORTFOLIO ALLOCATION
April 30, 2016 (unaudited)

COUNTRY DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Canada	$3,844,445	3.4%
Curaçao	2,064,738	1.8
France	5,606,159	4.9
Germany	4,665,344	4.1
Ireland	1,730,393	1.5
Italy	2,831,358	2.5
Netherlands	1,817,716	1.6
Sweden	5,166,978	4.6
Switzerland	8,879,635	7.8
United Kingdom	13,586,433	11.9
United States	53,335,814	46.8
Repurchase Agreements	8,000,000	7.0
Cash and Other Assets in Excess of Liabilities	2,348,413	2.1
NET ASSETS	$113,877,426	100.0%

All data as of April 30, 2016. The BBH Global Core Select Fund’s (the “Fund”) country diversification is expressed as a percentage of net assets and may vary over time. The Fund’s country diversification is based on the respective security’s country of incorporation.

The accompanying notes are an integral part of these financial statements.

2

BBH GLOBAL CORE SELECT

PORTFOLIO ALLOCATION (continued)
April 30, 2016 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Basic Materials	$10,698,710	9.4%
Communications	10,917,229	9.6
Consumer Cyclical	6,072,477	5.3
Consumer Non-Cyclical	42,147,783	37.0
Energy	10,521,082	9.2
Financials	8,741,598	7.7
Technology	14,430,134	12.7
Repurchase Agreements	8,000,000	7.0
Cash and Other Assets in Excess of Liabilities	2,348,413	2.1
NET ASSETS	$113,877,426	100.0%

All data as of April 30, 2016. The Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	3

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS
April 30, 2016 (unaudited)

Shares		Value
	COMMON STOCKS (90.9%)
	CANADA (3.4%)
	ENERGY
63,300	Vermilion Energy, Inc.	$2,176,237

	FINANCIALS
22,550	Intact Financial Corp.	1,668,208
	Total Canada	3,844,445

	CURAÇAO (1.8%)
	ENERGY
25,700	Schlumberger, Ltd.	2,064,738
	Total Curaçao	2,064,738

	FRANCE (4.9%)
	COMMUNICATIONS
50,870	JCDecaux S.A.	2,247,133

	CONSUMER NON-CYCLICAL
40,700	Sanofi	3,359,026
	Total France	5,606,159

	GERMANY (4.1%)
	BASIC MATERIALS
33,000	Brenntag AG	1,935,609
74,000	Fuchs Petrolub SE	2,729,735
	Total Germany	4,665,344

	IRELAND (1.5%)
	CONSUMER NON-CYCLICAL
17,900	Perrigo Co., Plc.	1,730,393
	Total Ireland	1,730,393

	ITALY (2.5%)
	CONSUMER NON-CYCLICAL
292,950	Davide Campari-Milano SpA	2,831,358
	Total Italy	2,831,358

	NETHERLANDS (1.6%)
	CONSUMER NON-CYCLICAL
41,400	Unilever NV	1,817,716
	Total Netherlands	1,817,716

The accompanying notes are an integral part of these financial statements.

4

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	SWEDEN (4.6%)
	ENERGY
224,075	Lundin Petroleum AB1	$4,208,641

	FINANCIALS
72,100	Svenska Handelsbanken AB (Class A)	958,337
	Total Sweden	5,166,978

	SWITZERLAND (7.8%)
	CONSUMER NON-CYCLICAL
58,225	Nestle SA	4,331,063
59,626	Novartis AG	4,548,572
	Total Switzerland	8,879,635

	UNITED KINGDOM (11.9%)
	CONSUMER NON-CYCLICAL
269,400	Aggreko, Plc.	4,296,544
158,425	Diageo, Plc.	4,284,562
54,625	Nielsen Holdings, Plc.	2,848,147
22,200	Reckitt Benckiser Group, Plc.	2,157,180
	Total United Kingdom	13,586,433

	UNITED STATES (46.8%)
	BASIC MATERIALS
42,100	Celanese Corp. (Series A)	2,976,470
26,025	Praxair, Inc.	3,056,896
		6,033,366
	COMMUNICATIONS
6,923	Alphabet, Inc. (Class C)[1]	4,797,708
144,600	Discovery Communications, Inc. (Class C)[1]	3,872,388
		8,670,096
	CONSUMER CYCLICAL
67,550	Bed, Bath & Beyond, Inc.[1]	3,189,711
43,110	Wal-Mart Stores, Inc.	2,882,766
		6,072,477

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	5

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	UNITED STATES (continued)
	CONSUMER NON-CYCLICAL
18,500	Baxalta, Inc.	$776,075
10,031	FleetCor Technologies, Inc.[1]	1,551,595
78,000	PayPal Holdings, Inc.[1]	3,056,040
96,949	Zoetis, Inc.	4,559,512
		9,943,222
	ENERGY
27,025	Occidental Petroleum Corp.	2,071,466

	FINANCIALS
122,350	Wells Fargo & Co.	6,115,053

	TECHNOLOGY
79,875	Microsoft Corp.	3,983,366
169,025	Oracle Corp.	6,737,337
73,425	QUALCOMM, Inc.	3,709,431
		14,430,134
	Total United States	53,335,814
	Total Common Stocks (Identified cost $93,858,055)	103,529,013

The accompanying notes are an integral part of these financial statements.

6

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (7.0%)
$8,000,000	National Australia Bank (Agreement dated 4/29/2016 collateralized by U.S. Treasury Inflation Indexed Note 0.125%, due 04/15/20, original par $7,925,000 valued at $8,160,000)	05/02/16	0.280%	$8,000,000
	Total Repurchase Agreements (Identified cost $8,000,000)			8,000,000
TOTAL INVESTMENTS (Identified cost $101,858,055)[2]			97.9%	$111,529,013
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			2.1%	2,348,413
NET ASSETS			100.0%	$113,877,426

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $101,858,055 the aggregate gross unrealized appreciation is $16,393,437 and the aggregate gross unrealized depreciation is $6,722,479, resulting in net unrealized appreciation of $9,670,958.

The Fund’s country diversification is based on the respective security’s country of incorporation.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	7

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

8

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2016.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2016
Basic Materials	$6,033,366	$4,665,344	$–	$10,698,710
Communications	8,670,096	2,247,133	–	10,917,229
Consumer Cyclical	6,072,477	–	–	6,072,477
Consumer Non-Cyclical	14,521,762	27,626,021	–	42,147,783
Energy	6,312,441	4,208,641	–	10,521,082
Financials	7,783,261	958,337	–	8,741,598
Technology	14,430,134	–	–	14,430,134
Repurchase Agreements	–	8,000,000	–	8,000,000
Investments, at value	$63,823,537	$47,705,476	$–	$111,529,013

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period.
There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2016.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	9

BBH GLOBAL CORE SELECT

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2016 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $93,858,055)	$103,529,013
Repurchase agreements (Identified cost $8,000,000)	8,000,000
Cash	1,889,962
Foreign currency at value (Identified cost $320,095)	316,533
Receivables for:
Dividends	286,570
Investment advisory and administrative fees waiver reimbursement	35,563
Shares sold	10,657
Interest	124
Prepaid assets	283
Total Assets	114,068,705
LIABILITIES:
Payables for:
Investment advisory and administrative fees	107,073
Professional fees	39,355
Shareholder servicing fees	18,702
Custody and fund accounting fees	11,247
Board of Trustees’ fees	2,318
Transfer agent fees	1,796
Distributors fees	1,179
Accrued expenses and other liabilities	9,609
Total Liabilities	191,279
NET ASSETS	$113,877,426
Net Assets Consist of:
Paid-in capital	$103,186,111
Undistributed net investment income	324,553
Accumulated net realized gain on investments in securities and foreign exchange transactions	696,384
Net unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	9,670,378
Net Assets	$113,877,426
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($110,280,724 ÷ 9,786,021 shares outstanding)	$11.27
RETAIL CLASS SHARES
($3,596,702 ÷ 320,585 shares outstanding)	$11.22

The accompanying notes are an integral part of these financial statements.

10

BBH GLOBAL CORE SELECT

STATEMENT OF OPERATIONS
For the six months ended April 30, 2016 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $62,940)	$1,092,097
Interest and other income	8,265
Total Income	1,100,362
Expenses:
Investment advisory and administrative fees	528,473
Shareholder servicing fees	111,257
Professional fees	34,343
Board of Trustees’ fees	27,851
Custody and fund accounting fees	18,995
Transfer agent fees	14,090
Distributors fees	13,980
Miscellaneous expenses	53,836
Total Expenses	802,825
Investment advisory and administrative fees waiver	(101,729)
Expense offset arrangement	(1,376)
Net Expenses	699,720
Net Investment Income	400,642
NET REALIZED AND UNREALIZED LOSS:
Net realized gain on investments in securities	1,572,866
Net realized gain on foreign exchange transactions	25,684
Net realized gain on investments in securities and foreign exchange transactions and translations	1,598,550
Net change in unrealized appreciation/(depreciation) on investments in securities	(1,746,565)
Net change in unrealized appreciation/(depreciation) on foreign currency translations	15,954
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	(1,730,611)
Net Realized and Unrealized Loss	(132,061)
Net Increase in Net Assets Resulting from Operations	$268,581

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	11

BBH GLOBAL CORE SELECT

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2016 (unaudited)	For the year ended October 31, 2015
INCREASE IN NET ASSETS:
Operations:
Net investment income	$400,642	$762,145
Net realized gain on investments in securities and foreign exchange transactions and translations	1,598,550	101,396
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	(1,730,611)	2,422,897
Net increase in net assets resulting from operations	268,581	3,286,438
Dividends and distributions declared:
From net investment income:
Class N	(634,126)	(1,402,150)
Retail Class	(14,668)	(27,140)
From net realized gains:
Class N	(675,503)	(1,446,840)
Retail Class	(22,680)	(28,597)
Total dividends and distributions declared	(1,346,977)	(2,904,727)
Share transactions:
Proceeds from sales of shares	9,452,658	37,114,739
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	1,305,720	2,765,427
Cost of shares redeemed	(31,901,031)	(33,059,963)
Net increase (decrease) in net assets resulting from share transactions	(21,142,653)	6,820,203
Total increase (decrease) in net assets	(22,221,049)	7,201,914
NET ASSETS:
Beginning of period	136,098,475	128,896,561
End of period (including undistributed net investment income of $324,553 and $572,705, respectively)	$113,877,426	$136,098,475

The accompanying notes are an integral part of these financial statements.

12

BBH GLOBAL CORE SELECT

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period.

	For the six months ended April 30, 2016 (unaudited)	For the years ended October 31,		For the period from March 28, 2013 (commencement of operations) to October 31, 2013
		2015	2014
Net asset value, beginning of period	$11.37	$11.27	$10.99	$10.00
Income from investment operations:
Net investment income[1]	0.04	0.06	0.12	0.03
Net realized and unrealized gain	0.00 [2]	0.30	0.21	0.96
Total income from investment operations	0.04	0.36	0.33	0.99
Less dividends and distributions:
From net investment income	(0.07)	(0.13)	(0.02)	–
From net realized gains	(0.07)	(0.13)	(0.03)	–
Total dividends and distributions	(0.14)	(0.26)	(0.05)	–
Short-term redemption fees[1]	–	–	0.00 [2]	–
Net asset value, end of period	$11.27	$11.37	$11.27	$10.99
Total return	0.36%[3]	3.27%	3.01%	9.90%[3]
Ratios/Supplemental data:
Net assets, end of period (in millions)	$110	$132	$127	$88
Ratio of expenses to average net assets before reductions	1.40%[4]	1.31%	1.32%	1.87%[4]
Fee waiver	0.15%[4,5]	0.05%[5]	0.07%[5]	0.61%[4,5]
Expense offset arrangement	0.00%[4,6]	0.01%	0.00%[6]	0.01%[4]
Ratio of expenses to average net assets after reductions	1.25%[4]	1.25%	1.25%	1.25%[4]
Ratio of net investment income to average net assets	0.73%[4]	0.55%	1.01%	0.50%[4]
Portfolio turnover rate	8%[3]	31%	40%	6%[7]

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months period ended April 30, 2016, the fiscal years ended October 31, 2015 and 2014 and the period ended October 31, 2013 reflect fees reduced as result of a contractual operating expense limitation of the share class to 1.25%. The agreement is effective for the period beginning on March 28, 2013 through April 1, 2014 and has been renewed by all parties to the agreement through March 1, 2017. For the six months period ended April 30, 2016, the fiscal years ended October 31, 2015 and 2014 and the period ended October 31, 2013, the waived fees were $80,047, 74,640, $90,671 and $152,928, respectively.
[6]	Less than 0.01%.
[7]	Represents Fund portfolio turnover for the period ended October 31, 2013.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	13

BBH GLOBAL CORE SELECT

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Retail Class share outstanding throughout each period.

	For the six months ended April 30, 2016 (unaudited)	For the years ended October 31,		For the period from April 2, 2013 (commencement of operations) to October 31, 2013
		2015	2014
Net asset value, beginning of period	$11.31	$11.24	$10.98	$10.00
Income from investment operations:
Net investment income[1]	0.03	0.03	0.07	0.00 [2]
Net realized and unrealized gain	0.00 [2]	0.29	0.22	0.98
Total income from investment operations	0.03	0.32	0.29	0.98
Less dividends and distributions:
From net investment income	(0.05)	(0.12)	(0.01)	–
From net realized gains	(0.07)	(0.13)	(0.03)	–
Total dividends and distributions	(0.12)	(0.25)	(0.04)	–
Short-term redemption fees[1]	–	–	0.01	0.00 [2]
Net asset value, end of period	$11.22	$11.31	$11.24	$10.98
Total return	0.27%[3]	2.98%	2.70%	9.80%[3]
Ratios/Supplemental data:
Net assets, end of period (in millions)	$4	$4	$2	$2
Ratio of expenses to average net assets before reductions	2.75%[4]	2.93%	3.36%	4.88%[4]
Fee waiver	1.25%[4,5]	1.43%[5]	1.86%[5]	3.37%[4,5]
Expense offset arrangement	0.00%[4,6]	0.00%[6]	0.00%[6]	0.01%[4]
Ratio of expenses to average net assets after reductions	1.50%[4]	1.50%	1.50%	1.50%[4]
Ratio of net investment income to average net assets	0.48%[4]	0.29%	0.61%	0.02%[4]
Portfolio turnover rate	8%[3]	31%	40%	6%[7]

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months ended April 30, 2016 and the fiscal years ended October 31, 2015 and 2014 and the period ended October 31, 2013 reflect fees reduced as result of a contractual operating expense limitation of the share class to 1.50%. The agreement is effective for the period beginning on March 28, 2013 through April 1, 2014 and has been renewed by all parties to the agreement through March 1, 2017. For the six months ended April 30, 2016 and the fiscal years ended October 31, 2015 and 2014 and the period ended October 31, 2013, the waived fees were $21,682, $41,058, $41,099 and $17,913, respectively.
[6]	Less than 0.01%
[7]	Represents Fund portfolio turnover for the period ended October 31, 2013.

The accompanying notes are an integral part of these financial statements.

14

BBH GLOBAL CORE SELECT

NOTES TO FINANCIAL STATEMENTS
April 30, 2016 (unaudited)

1.	Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund is the successor to the BBH private investment fund, BBH Global Funds, LLC – Global Core Select, which launched on April 2, 2012. The Fund commenced operations on March 28, 2013. The Fund offers Class N shares and Retail Class shares. Class N and Retail Class shares have different operating expenses. With the exception of class specific expenses, all expenses are allocated between classes based on net assets. Neither Class N shares nor Retail Class shares automatically convert to any other class of shares of the Fund. As of April 30, 2016 there were six series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees (“Board”); (4) for securities traded on international exchanges, if events which may affect the value of the Fund’s securities occur after the close of the primary exchange on which such securities trade and before the Fund’s net asset value is next determined, then those securities will be fair valued as determined in good faith under supervision of the Board. The Fund currently uses a systematic fair value model provided by an independent third party to value international securities on a daily basis; (5) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at

financial statements april 30, 2016	15

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (MRA) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Lastly, the MRA does not preclude the Fund from selling, transferring, pledging or hypothecating the underlying collateral but no such transaction shall relieve the Fund of its obligation to transfer the collateral to the counterparty upon the latter’s repurchase of the securities.

The Fund’s repurchase agreements as of April 30, 2016 are shown on a gross basis and the required disclosures under Accounting Standards Update (“ASU”) 2013-01 are shown in the Portfolio of Investments. Repurchase agreements are subject to credit risks.

E.	Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized and unrealized gain or loss on investments in securities. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at period end, resulting from changes in the exchange rate.
F.	Federal Income Taxes. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such,

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2015, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2016, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for all open tax years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

G.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amount of $1,309,629 and $37,348 to Class N and Retail Class shareholders, respectively, during the six months ended April 30, 2016. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

The tax character of distributions paid during the fiscal years ended October 31, 2015 and 2014, was as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2015:	$1,846,286	$1,058,441	$2,904,727	–	$2,904,727
2014:	450,565	30,394	480,959	–	480,959

As of October 31, 2015 and 2014, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2015:	$572,705	$697,249	$1,269,954	–	$(901,232)	$11,400,989	$11,769,711
2014:	1,724,328	1,058,006	2,782,334	–	(99,766)	8,978,092	11,660,660

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

The Fund did not have a net capital loss carryforward at October 31, 2015.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards, if any; such gains will not be distributed.

H.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.95% on the first $3,000,000,000 of the Fund’s average daily net assets and 0.90% per annum on the Fund’s average daily net assets over $3,000,000,000 (a flat rate of 0.95% per annum prior to November 1, 2015). For the six months ended April 30, 2016, the Fund incurred $528,473 under the Agreement.
B.	Investment Advisory and Administrative Fee Waivers. Effective March 28, 2013 (commencement of operations), the Investment Adviser contractually agreed to limit the annual Fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and for Retail Class, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1) of Class N and Retail Class to 1.25%. The agreement will terminate on March 1, 2017, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2016, the Investment Adviser waived fees in the amount of $80,047 and $21,682 for Class N and Retail Class, respectively.

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% (0.15% prior to November 1, 2015) of Class N and Retail Class shares’ average daily net assets. For the six months ended April 30, 2016, the Fund incurred shareholder servicing fees in the amount of $107,764 and $3,493 for Class N and Retail Class, respectively.
D.	Distribution (12b-1) Fees. The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Retail Class shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of investment and may cost the shareholder more than paying other types of sales charges. The maximum annual distribution fee for Retail Class shares is 0.25% of the average daily net assets of the Retail Class shares of the Fund. With this agreement, it is anticipated that total operating expenses for Retail Class shares will be 1.50% of the average daily net assets. For the six months ended April 30, 2016, Retail Class shares of the Fund incurred $4,361 for Distribution (12b-1) Fees.
E.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2016, the Fund incurred $18,995 in custody and fund accounting fees. These fees for the Fund were reduced by $1,376 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2016, was $0.
F.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2016, the Fund incurred $27,851 in independent Trustee compensation and reimbursements.
4.	Investment Transactions. For the six months ended April 30, 2016, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $7,891,853 and $27,267,910, respectively.

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N and Retail Class shares of beneficial interest, at no par value. Transactions in Class N and Retail Class shares were as follows:

	For the six months ended April 30, 2016 (unaudited)		For the year ended October 31, 2015
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	866,115	$9,421,326	3,101,881	$35,317,796
Shares issued in connection with reinvestments of dividends	117,195	1,271,563	251,363	2,717,235
Shares redeemed	(2,842,481)	(31,772,282)	(2,950,519)	(32,701,259)
Net increase (decrease)	(1,859,171)	$(21,079,393)	402,725	$5,333,772
Retail Class
Shares sold	2,954	$31,332	157,233	$1,796,943
Shares issued in connection with reinvestments of dividends	3,160	34,157	4,470	48,192
Shares redeemed	(11,870)	(128,749)	(31,915)	(358,704)
Net increase (decrease)	(5,756)	$(63,260)	129,788	$1,486,431

6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation (market risk). Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies (medium-sized company risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk), capital controls imposed by foreign governments in response to economic or political events that may impact the ability

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

of the Fund to buy, sell or otherwise transfer securities or currency (capital controls risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). Non-U.S. currencies invested in by the Fund may depreciate against the U.S. dollar (currency exchange rate risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
7.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2016 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

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DISCLOSURE OF FUND EXPENSES
April 30, 2016 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2016 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period November 1, 2015 to April 30, 2016[1]
Class N
Actual	$1,000	$1,004	$6.23
Hypothetical[2]	$1,000	$1,019	$6.27

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period November 1, 2015 to April 30, 2016[1]
Retail Class
Actual	$1,000	$1,003	$7.47
Hypothetical[2]	$1,000	$1,017	$7.52

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.25% and 1.50% for Class N and Retail Class shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

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DISCLOSURE OF ADVISOR SELECTION
April 30, 2016 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”). Additionally, the approval must occur at an in-person meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 16, 2015 and an in-person meeting on December 2, 2015, to consider whether to renew the combined Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 2, 2015 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel, operations and Fund performance. The Board also received comparative performance and fee and expense information for the Fund compiled by Broadridge using data from Lipper, Inc. (“Lipper”), an independent provider of investment company data (“Lipper Report”) and reviewed this comparative information with both Lipper and with BBH. The Board received a memorandum from counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, pursuant to the Agreement with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by BBH to the Fund within the same fee structure. The Board received and considered information, during the December meeting and

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DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2016 (unaudited)

over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by BBH as both the Investment Adviser and administrator including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, assistance to the Board (including the Independent Trustees, in their capacity as Trustees), Chief Compliance Officer services for the Trust, and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board also considered brokerage policies and practices, the standards applied in seeking best execution and policies and practices regarding soft dollars. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that, during the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November and December meetings, and throughout the year, the Board received and reviewed performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds provided in the Lipper Report. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Lipper, as the party responsible for compiling the Lipper Report. The Board reviewed the report’s findings with representatives of Lipper and discussed the positioning of the Fund relative to its selected peer-set. In reviewing the Fund’s performance the Board noted that the Fund underperformed as compared to a selection of peer funds for the 1- and 2-year periods ended September 30, 2015. However, the Board considered the limited period of operations of the Fund and noted that the Fund’s performance was consistent with the investment approach as communicated to investors. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund in the context of its review. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board specifically noted the imposition of breakpoints to the Fund’s fee schedule, effective November 1, 2015. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board considered the depth and range of services provided

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DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2016 (unaudited)

pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. In the Lipper Report, the Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net total expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by Lipper. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly and indirectly. The Board reviewed the Investment Adviser’s and BBH’s profitability data for the Fund for the nine-months ended September 30, 2015, and the previous two years, focusing on the Investment Adviser’s and BBH’s profitability before taxes and distribution expenses. The data also included the effect of revenue generated by the shareholder servicing, custody, fund accounting and administration fees paid by the Fund to BBH. With respect to shareholder servicing fees, the Board noted that, effective November 1, 2015, the fee rate was standardized at 0.20% for all of the Trust’s funds, including the Fund, which resulted in a 0.05% increase in the fees payable by the Fund. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Funds through various broker dealer platforms, the proprietary research services acquired by BBH through soft dollars and from brokers that execute the Fund’s purchases and sales of securities, and fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. The Board concluded that the Investment Adviser and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board again noted the imposition of a breakpoint to the Fund’s fee schedule, effective November 1, 2015. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable.

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CONFLICTS OF INTEREST
April 30, 2016 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures to assure that investment opportunities are allocated equitably between the Fund and other funds and accounts with similar investment strategies.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

28

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2016 (unaudited)

The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance to the Investment Adviser in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BBH client accounts, including in connection with BBH client accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other BBH client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other BBH client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BBH client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Fund and to such other BBH client accounts. To the extent that BBH uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BBH receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BBH.

BBH may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BBH believes are useful in its investment decision-making process. BBH may from time to time choose not to engage in the above described arrangements to varying degrees. BBH may also enter into commission sharing arrangements under which BBH may execute transactions through a broker-dealer, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BBH. To the extent that BBH engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

financial statements april 30, 2016	29

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2016 (unaudited)

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

From time to time, BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

When market quotations are not readily available, or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price, generally, may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies

30

BBH GLOBAL CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2016 (unaudited)

designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

financial statements april 30, 2016	31

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
(800) 575-1265
Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Semi-Annual Report

APRIL 30, 2016

BBH INTERNATIONAL EQUITY FUND

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO ALLOCATION
April 30, 2016 (unaudited)

COUNTRY DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Australia	$22,873,068	2.5%
Bermuda	12,504,128	1.4
Denmark	19,289,636	2.1
Finland	8,752,258	1.0
France	83,579,724	9.3
Germany	62,487,341	6.9
Hong Kong	61,551,718	6.8
Italy	10,713,608	1.2
Japan	187,077,478	20.7
Jersey	9,543,299	1.1
Netherlands	10,569,812	1.2
Singapore	21,477,204	2.4
Spain	33,702,725	3.7
Sweden	24,426,622	2.7
Switzerland	124,377,804	13.8
Taiwan	14,504,521	1.6
United Kingdom	171,671,621	19.0
Cash and Other Assets in Excess of Liabilities	23,870,371	2.6
NET ASSETS	$902,972,938	100.0%

All data as of April 30, 2016. The BBH International Equity Fund’s (the “Fund”) country diversification is expressed as a percentage of net assets and may vary over time. The Fund’s country diversification is derived from the respective security’s country of incorporation.

The accompanying notes are an integral part of these financial statements.

2

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO ALLOCATION (continued)
April 30, 2016 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Basic Materials	$55,757,689	6.2%
Communications	80,837,847	9.0
Consumer Cyclical	99,951,736	11.1
Consumer Non-Cyclical	259,529,997	28.7
Diversified	12,504,128	1.4
Energy	70,839,542	7.8
Financials	93,620,045	10.4
Industrials	104,595,350	11.6
Technology	52,767,460	5.8
Utilities	48,698,773	5.4
Cash and Other Assets in Excess of Liabilities	23,870,371	2.6
NET ASSETS	$902,972,938	100.0%

All data as of April 30, 2016. The BBH Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	3

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
April 30, 2016 (unaudited)

Shares		Value
	COMMON STOCKS (97.4%)
	AUSTRALIA (2.5%)
	CONSUMER NON-CYCLICAL
90,200	Cochlear, Ltd.	$7,404,369
117,400	CSL, Ltd.	9,371,648
		16,776,017
	FINANCIALS
720,348	QBE Insurance Group, Ltd.	6,097,051
	Total Australia	22,873,068

	BERMUDA (1.4%)
	DIVERSIFIED
226,300	Jardine Matheson Holdings, Ltd.	12,504,128
	Total Bermuda	12,504,128

	DENMARK (2.1%)
	BASIC MATERIALS
131,100	Novozymes AS (Class B)	6,279,401

	CONSUMER NON-CYCLICAL
98,248	ISS AS	3,727,990
166,300	Novo Nordisk AS (Class B)	9,282,245
		13,010,235
	Total Denmark	19,289,636

	FINLAND (1.0%)
	INDUSTRIALS
191,900	Kone OYJ (Class B)	8,752,258
	Total Finland	8,752,258

	FRANCE (9.3%)
	BASIC MATERIALS
85,600	Air Liquide SA	9,706,575

	CONSUMER CYCLICAL
55,100	LVMH Moet Hennessy Louis Vuitton SE	9,127,988

The accompanying notes are an integral part of these financial statements.

4

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	FRANCE (continued)
	CONSUMER NON-CYCLICAL
132,500	Danone SA	$9,275,251
74,400	Essilor International SA	9,626,504
52,700	L’Oreal SA	9,557,045
144,761	Sanofi	11,947,319
		40,406,119

	ENERGY
203,700	Total SA	10,290,416

	FINANCIALS
104,267	Societe Generale SA	4,089,967

	INDUSTRIALS
217,401	Cie de Saint-Gobain	9,958,659
	Total France	83,579,724

	GERMANY (6.9%)
	COMMUNICATIONS
581,709	Deutsche Telekom AG	10,162,110

	CONSUMER CYCLICAL
85,400	Adidas AG	11,001,229
100,783	Daimler AG (Class Registered)	6,989,957
		17,991,186

	FINANCIALS
54,456	Allianz SE	9,226,676

	TECHNOLOGY
238,242	SAP SE	18,617,029

	UTILITIES
435,346	RWE AG1	6,490,340
	Total Germany	62,487,341

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	5

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	HONG KONG (6.8%)
	COMMUNICATIONS
1,417,000	China Mobile, Ltd.	$16,117,085

	ENERGY
8,337,000	CNOOC, Ltd.	10,334,595

	FINANCIALS
1,579,600	AIA Group, Ltd.	9,429,933
3,939,000	Hang Lung Properties, Ltd.	7,810,050
		17,239,983

	UTILITIES
949,000	CLP Holdings, Ltd.	8,768,382
4,902,738	Hong Kong & China Gas Co., Ltd.	9,091,673
		17,860,055
	Total Hong Kong	61,551,718

	ITALY (1.2%)
	ENERGY
656,061	ENI SpA	10,713,608
	Total Italy	10,713,608

	JAPAN (20.7%)
	BASIC MATERIALS
214,200	Shin-Etsu Chemical Co., Ltd.	11,834,909

	COMMUNICATIONS
120,100	NTT DOCOMO, Inc.	2,821,128
761,400	Rakuten, Inc.	8,223,701
		11,044,829

	CONSUMER CYCLICAL
246,400	Denso Corp.	9,190,460
618,600	Honda Motor Co., Ltd.	16,364,255
59,100	Shimano, Inc.	8,501,097
		34,055,812

The accompanying notes are an integral part of these financial statements.

6

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	JAPAN (continued)
	CONSUMER NON-CYCLICAL
19,100	Kao Corp.	$1,043,733
759,900	Kirin Holdings Co., Ltd.	10,989,106
271,100	Takeda Pharmaceutical Co., Ltd.	12,834,256
		24,867,095

	ENERGY
962,000	Inpex Corp.	7,441,248

	FINANCIALS
75,600	Daito Trust Construction Co., Ltd.	10,695,090
410,600	Tokio Marine Holdings, Inc.	13,184,977
		23,880,067

	INDUSTRIALS
132,100	Daikin Industries, Ltd.	10,355,966
62,000	FANUC Corp.	9,054,867
104,600	Hoya Corp.	3,964,504
16,625	Keyence Corp.	9,856,733
536,400	Komatsu, Ltd.	9,049,446
390,000	Mitsubishi Electric Corp.	4,097,451
48,400	Murata Manufacturing Co., Ltd.	6,230,723
26,400	SMC Corp.	6,363,348
		58,973,038

	TECHNOLOGY
382,500	Canon, Inc.	10,673,000
65,500	Tokyo Electron, Ltd.	4,307,480
		14,980,480
	Total Japan	187,077,478

	JERSEY (1.1%)
	CONSUMER NON-CYCLICAL
520,200	Experian, Plc.	9,543,299
	Total Jersey	9,543,299

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	7

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	NETHERLANDS (1.2%)
	CONSUMER NON-CYCLICAL
485,890	Koninklijke Ahold NV	$10,569,812
	Total Netherlands	10,569,812

	SINGAPORE (2.4%)
	COMMUNICATIONS
2,954,100	Singapore Telecommunications, Ltd.	8,449,749

	FINANCIALS
748,924	United Overseas Bank, Ltd.	10,321,634

	INDUSTRIALS
1,272,700	SembCorp Industries, Ltd.	2,705,821
	Total Singapore	21,477,204

	SPAIN (3.7%)
	COMMUNICATIONS
889,477	Telefonica SA	9,729,715

	CONSUMER CYCLICAL
284,800	Industria de Diseno Textil SA	9,144,635

	FINANCIALS
532,087	Banco Santander SA	2,706,637

	UTILITIES
1,706,022	Iberdrola SA	12,121,738
	Total Spain	33,702,725

	SWEDEN (2.7%)
	COMMUNICATIONS
622,573	Telefonaktiebolaget LM Ericsson (Class B)	5,031,812
2,515,360	Telia Co. AB	11,985,467
		17,017,279

The accompanying notes are an integral part of these financial statements.

8

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	SWEDEN (continued)
	CONSUMER CYCLICAL
208,700	Hennes & Mauritz AB (Class B)	$7,409,343
	Total Sweden	24,426,622

	SWITZERLAND (13.8%)
	BASIC MATERIALS
4,500	Givaudan SA	8,861,985
47,365	Syngenta AG	19,074,819
		27,936,804

	CONSUMER CYCLICAL
15,300	Swatch Group AG	5,226,902

	CONSUMER NON-CYCLICAL
284,516	Nestle SA	21,163,707
236,292	Novartis AG	18,025,545
37,500	Roche Holding AG	9,476,489
3,960	SGS SA	8,711,773
		57,377,514

	FINANCIALS
43,026	Zurich Insurance Group AG1	9,631,010

	INDUSTRIALS
696,878	ABB, Ltd.[1]	14,729,653
65,800	Kuehne + Nagel International AG	9,475,921
		24,205,574
	Total Switzerland	124,377,804

	TAIWAN (1.6%)
	TECHNOLOGY
1,080,000	Taiwan Semiconductor Manufacturing Co., Ltd.	4,943,494
405,300	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	9,561,027
	Total Taiwan	14,504,521

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	9

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	UNITED KINGDOM (19.0%)
	COMMUNICATIONS
457,668	Pearson, Plc.	$5,406,391
899,195	Vodafone Group, Plc.	2,910,689
		8,317,080

	CONSUMER CYCLICAL
522,700	Compass Group, Plc.	9,336,841
1,436,352	Kingfisher, Plc.	7,659,029
		16,995,870

	CONSUMER NON-CYCLICAL
319,000	Aggreko, Plc.	5,087,594
347,000	Diageo, Plc.	9,384,522
2,664,688	G4S, Plc.	7,365,132
667,095	GlaxoSmithKline, Plc.	14,217,224
204,100	Intertek Group, Plc.	9,742,169
95,700	Reckitt Benckiser Group, Plc.	9,299,193
62,300	SABMiller, Plc.	3,815,799
333,000	Smith & Nephew, Plc.	5,642,606
4,334,116	Tesco, Plc.[1]	10,897,041
256,840	Unilever, Plc.	11,528,626
		86,979,906

	ENERGY
625,915	Amec Foster Wheeler, Plc.	4,550,698
1,886,155	BP, Plc.	10,413,954
4,512	Royal Dutch Shell, Plc. (Class A)	119,496
5,925	Royal Dutch Shell, Plc. (Class A)	155,195
639,990	Royal Dutch Shell, Plc. (Class B)	16,820,332
		32,059,675

	FINANCIALS
10,588,374	Lloyds Banking Group, Plc.	10,427,020

	TECHNOLOGY
339,400	ARM Holdings Plc	4,665,430

The accompanying notes are an integral part of these financial statements.

10

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	UNITED KINGDOM (continued)
	UTILITIES
855,802	National Grid, Plc.	$12,226,640
	Total United Kingdom	171,671,621
	Total Common Stocks (Identified cost $773,338,097)	879,102,567

TOTAL INVESTMENTS (Identified cost $773,338,097)[2]	97.4%	$879,102,567
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	2.6%	23,870,371
NET ASSETS	100.0%	$902,972,938

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $773,338,097, the aggregate gross unrealized appreciation is $187,511,157 and the aggregate gross unrealized depreciation is $81,746,687, resulting in net unrealized depreciation of $105,764,470.

The Fund’s country diversification is based on the respective security’s country of incorporation.

Abbreviations:

ADR – American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	11

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

12

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	13

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2016.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2016
Australia	$–	$22,873,068	$–	$22,873,068
Bermuda	–	12,504,128	–	12,504,128
Denmark	–	19,289,636	–	19,289,636
Finland	–	8,752,258	–	8,752,258
France	–	83,579,724	–	83,579,724
Germany	–	62,487,341	–	62,487,341
Hong Kong	–	61,551,718	–	61,551,718
Italy	–	10,713,608	–	10,713,608
Japan	–	187,077,478	–	187,077,478
Jersey	–	9,543,299	–	9,543,299
Netherlands	–	10,569,812	–	10,569,812
Singapore	–	21,477,204	–	21,477,204
Spain	–	33,702,725	–	33,702,725
Sweden	–	24,426,622	–	24,426,622
Switzerland	–	124,377,804	–	124,377,804
Taiwan	9,561,027	4,943,494	–	14,504,521
United Kingdom	–	171,671,621	–	171,671,621
Investments, at value	$9,561,027	$869,541,540	$–	$879,102,567

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period.
There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2016.

The accompanying notes are an integral part of these financial statements.

14

BBH INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2016 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $773,338,097)	$879,102,567
Cash	19,182,004
Foreign currency at value (Identified cost $60,120)	60,082
Receivables for:
Dividends	5,159,331
Shares sold	699,450
Investment advisory and administrative fees waiver reimbursement	11,852
Investments sold	9
Prepaid assets	1,784
Total Assets	904,217,079
LIABILITIES:
Payables for:
Investment advisory and administrative fees	590,407
Investments purchased	483,828
Custody and fund accounting fees	70,714
Professional fees	49,652
Shares redeemed	22,645
Shareholder servicing fees	7,541
Board of Trustees’ fees	2,735
Distributor fees	2,027
Transfer agent fees	1,759
Accrued expenses and other liabilities	12,833
Total Liabilities	1,244,141
NET ASSETS	$902,972,938
Net Assets Consist of:
Paid-in capital	$842,834,974
Undistributed net investment income	6,981,163
Accumulated net realized loss on investments in securities and foreign exchange transactions	(52,724,134)
Net unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	105,880,935
Net Assets	$902,972,938
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($45,759,819 ÷ 3,252,421 shares outstanding)	$14.07
CLASS I SHARES
($857,213,119 ÷ 60,813,681 shares outstanding)	$14.10

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	15

BBH INTERNATIONAL EQUITY FUND

STATEMENT OF OPERATIONS
For the six months ended April 30, 2016 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $800,704)	$10,790,339
Interest and other income	2,999
Total Income	10,793,338
Expenses:
Investment advisory and administrative fees	2,875,889
Shareholder servicing fees	262,083
Custody and fund accounting fees	118,198
Professional fees	40,908
Board of Trustees’ fees	28,114
Transfer agent fees	14,019
Distributor fees	9,998
Miscellaneous expenses	49,406
Total Expenses	3,398,615
Investment advisory and administrative fees waiver	(23,359)
Expense offset arrangement	(1,818)
Net Expenses	3,373,438
Net Investment Income	7,419,900
NET REALIZED AND UNREALIZED LOSS:
Net realized loss on investments in securities	(6,383,116)
Net realized gain on foreign exchange transactions and translations	66,904
Net realized loss on investments in securities and foreign exchange transactions and translations	(6,316,212)
Net change in unrealized appreciation/(depreciation) on investments in securities	(5,567,858)
Net change in unrealized appreciation/(depreciation) on foreign currency translations	139,199
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	(5,428,659)
Net Realized and Unrealized Loss	(11,744,871)
Net Decrease in Net Assets Resulting from Operations	$(4,324,971)

The accompanying notes are an integral part of these financial statements.

16

BBH INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2016 (unaudited)	For the year ended October 31, 2015
INCREASE IN NET ASSETS:
Operations:
Net investment income	$7,419,900	$12,915,628
Net realized gain (loss) on investments in securities and foreign exchange transactions and translations	(6,316,212)	11,304,752
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	(5,428,659)	(45,148,802)
Net decrease in net assets resulting from operations	(4,324,971)	(20,928,422)
Dividends and distributions declared:
From net investment income:
Class N	(11,418,433)	(17,771,729)
Class I	(1,321,700)	(2,187,203)
Total dividends and distributions declared	(12,740,133)	(19,958,932)
Share transactions:
Proceeds from sales of shares*	813,114,086	115,571,668
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	12,671,721	19,895,791
Proceeds from short-term redemption fees	231	197
Cost of shares redeemed*	(638,423,552)	(204,954,865)
Net increase (decrease) in net assets resulting from share transactions	187,362,486	(69,487,209)
Total increase (decrease) in net assets	170,297,382	(110,374,563)
NET ASSETS:
Beginning of period	732,675,556	843,050,119
End of period (including undistributed net investment income of $6,981,163 and $12,301,396, respectively)	$902,972,938	$732,675,556

*	Includes share exchanges. See note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	17

BBH INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period.

	For the six months ended April 30, 2016 (unaudited)	For the years ended October 31,
		2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.49	$15.11	$15.38	$13.05	$12.66	$13.05
Income from investment operations:
Net investment income[1]	0.03	0.23	0.37	0.25	0.27	0.26
Net realized and unrealized gain (loss)	(0.20)	(0.49)	(0.38)	2.35	0.45	(0.45)
Total income (loss) from investment operations	(0.17)	(0.26)	(0.01)	2.60	0.72	(0.19)
Less dividends and distributions:
From net investment income	(0.25)	(0.36)	(0.26)	(0.27)	(0.33)	(0.20)
Total dividends and distributions	(0.25)	(0.36)	(0.26)	(0.27)	(0.33)	(0.20)
Short-term redemption fees[1]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period	$14.07	$14.49	$15.11	$15.38	$13.05	$12.66
Total return	(1.11)%[3]	(1.65)%	0.01%	20.27%	6.05%	(1.49)%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$46	$665	$757	$695	$510	$644
Ratio of expenses to average net assets before reductions	1.08%[4]	1.12%	1.12%	1.14%	1.17%	1.16%
Fee waiver	0.02%[4,5]	–	–	–	–	–
Expense offset arrangement	0.00%[4,6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Ratio of expenses to average net assets after reductions	1.06%[4]	1.12%	1.12%	1.14%	1.17%	1.16%
Ratio of net investment income to average net assets	0.46%[4]	1.53%	2.43%	1.79%	2.18%	1.98%
Portfolio turnover rate	8%[3]	18%	15%	14%	12%	13%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months ended April 30, 2016, reflect fees reduced as result of a voluntary operating expense limitation of the share class to 1.07%. The agreement is effective for the period beginning after December 29, 2015 and can be changed at any time at the sole discretion of the Investment Adviser. For the six months ended April 30, 2016 the waived fees were $23,359.
[6]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

18

BBH INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the six months ended April 30, 2016 (unaudited)	For the years ended October 31,
		2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.54	$15.16	$15.43	$13.08	$12.70	$13.09
Income from investment operations:
Net investment income[1]	0.20	0.26	0.40	0.28	0.30	0.29
Net realized and unrealized gain (loss)	(0.36)	(0.49)	(0.38)	2.37	0.45	(0.45)
Total income (loss) from investment operations	(0.16)	(0.23)	0.02	2.65	0.75	(0.16)
Less dividends and distributions:
From net investment income	(0.28)	(0.39)	(0.29)	(0.30)	(0.37)	(0.23)
Total dividends and distributions	(0.28)	(0.39)	(0.29)	(0.30)	(0.37)	(0.23)
Short-term redemption fees[1]	0.00 [2]	0.00 [2]	–	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period	$14.10	$14.54	$15.16	$15.43	$13.08	$12.70
Total return	(1.01)%[3]	(1.42)%	0.21%	20.64%	6.31%	(1.26)%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$857	$68	$86	$75	$70	$97
Ratio of expenses to average net assets before reductions	0.87%[4]	0.89%	0.90%	0.90%	0.94%	0.92%
Expense offset arrangement	0.00%[4,5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.01%
Ratio of expenses to average net assets after reductions	0.87%[4]	0.89%	0.90%	0.90%	0.94%	0.91%
Ratio of net investment income to average net assets	2.98%[4]	1.77%	2.62%	2.01%	2.42%	2.22%
Portfolio turnover rate	8%[3]	18%	15%	14%	12%	13%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	19

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
April 30, 2016 (unaudited)

1.	Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on June 6, 1997. The Fund offers Class N and Class I shares. Class N and Class I shares have different operating expenses. With the exception of class specific expenses, all expenses are allocated between classes based on net assets. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. As of April 30, 2016, there were six series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board; (4) for securities traded on international exchanges, if events which may affect the value of the Fund’s securities occur after the close of the primary exchange on which such securities trade and before the Fund’s net asset value is next determined, then those securities will be fair valued as determined in good faith under supervision of the Board. The Fund currently uses a systematic fair value model provided by an independent third party to value international securities on a daily basis; (5) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at

20

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities to economically hedge the U.S. dollar value of securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward foreign currency exchange rates supplied by a quotation service. During the six months ended April 30, 2016 the Fund had no open contracts.
E.	Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized and unrealized gain or loss on investments in securities. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at period end, resulting from changes in the exchange rate.

financial statements april 30, 2016	21

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

F.	Federal Income Taxes. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2015, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2016, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

22

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

G.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amounts of $11,418,433 and $1,321,700 to Class N shares and Class I shares, respectively, during the six months ended April 30, 2016.

The tax character of distributions paid during the fiscal years ended October 31, 2015 and 2014, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2015:	$19,958,932	–	$19,958,932	–	$19,958,932
2014:	13,381,034	–	13,381,034	–	13,381,034

As of October 31, 2015 and 2014, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2015:	$12,303,263	–	$12,303,263	$(37,959,260)	$(8,450,529)	$111,309,594	$77,203,068
2014:	19,556,615	–	19,556,615	(51,410,393)	(6,514,196)	156,458,396	118,090,422

As of October 31, 2015, the Fund’s net capital loss carryforward expires as follows:

	Expiration Date	Amount
Pre-December 22, 2010 Capital Losses	10/31/2017	$32,792,797
	10/31/2019	5,166,463
Post December 22, 2010 Capital Losses[1]	No Expiration	–
Total capital loss carryforward		$37,959,260

[1]	Must be utilized prior to losses subject to expiration.

financial statements april 30, 2016	23

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

During the year ended October 31, 2015, the Fund utilized $13,451,133 of its capital loss carryforwards.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

H.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates
A.	Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH employs a “manager-of-managers” investment approach, whereby it allocates the Fund’s assets among the Fund’s sub-advisers, currently Mondrian Investment Partners Limited and Walter Scott & Partners Limited (together, “Sub-advisers”). The Sub-advisers are responsible for investing the assets of the Fund and the Investment Adviser oversees the Sub-advisers and evaluates their performance results. BBH also provides administrative services to the Fund. The Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to 0.80% per annum on the first $1,000,000,000 of average daily net assets and 0.70% per annum on all average daily net assets over $1,000,000,000. The Investment Adviser pays each Sub-adviser a percentage from its investment advisory and administrative fees. For the six months ended April 30, 2016 the Fund incurred $2,875,889 for services under the Agreement.

24

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

B.	Investment Advisory and Administrative Fee Waivers. Effective December 29, 2015, the Investment Adviser has voluntarily agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of Class N to 1.07%. This is a voluntary waiver that can be changed at any time at the sole discretion of the Investment Adviser. For the six months ended April 30, 2016, the Investment Adviser waived fees in the amount of $23,359 for Class N.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% (0.25% prior to November 1, 2015) of Class N shares’ average daily net assets. For the six months ended April 30, 2016, Class N shares of the Fund incurred $262,083 in shareholder servicing fees.
D.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2016, the Fund incurred $118,198 in custody and fund accounting fees. These fees for the Fund were reduced by $1,818 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2016, was $767.
E.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2016, the Fund incurred $28,114 in independent Trustee compensation and reimbursements.
4.	Investment Transactions. For the six months ended April 30, 2016, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $223,330,370 and $55,430,521, respectively.

financial statements april 30, 2016	25

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N shares and Class I shares were as follows:
	For the six months ended April 30, 2016 (unaudited)		For the year ended October 31, 2015
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	1,151,383	$16,174,538	6,384,021	$93,636,480
Shares issued in connection with reinvestments of dividends	836,244	11,364,561	1,272,169	17,708,587
Proceeds from short-term redemption fees	N/A	185	N/A	20
Shares redeemed	(44,605,713)	(602,233,798)	(11,891,926)	(167,781,523)
Net decrease	(42,618,086)	$(574,694,514)	(4,235,736)	$(56,436,436)
Class I
Shares sold	58,705,703	$796,939,548	1,446,334	$21,935,188
Shares issued in connection with reinvestments of dividends	96,114	1,307,160	156,901	2,187,204
Proceeds from short-term redemption fees	N/A	46	N/A	177
Shares redeemed	(2,668,179)	(36,189,754)	(2,577,182)	(37,173,342)
Net increase (decrease)	56,133,638	$762,057,000	(973,947)	$(13,050,773)

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2016 and year ended October 31, 2015. Specifically:

During the six months ended April 30, 2016, 42,502,485 shares of Class N were exchanged for 42,470,728 shares of Class I valued at $573,300,685.

During the fiscal year 2015, 701,101 shares of Class N were exchanged for 699,751 shares of Class I valued at $10,906,183 and 1,064,736 shares of Class I were exchanged for 1,067,193 shares of Class N valued at $15,457,058.

6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Sub-advisers may cause the Fund to incur losses or miss profit

26

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

opportunities (management risk). The investment style of the Sub-advisers not complementing each other (multi-manager risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation (market risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk), capital controls imposed by foreign governments in response to economic or political events that may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency (capital controls risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). Non-U.S. currencies invested in by the Fund may depreciate against the U.S. dollar (currency exchange rate risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
7.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2016 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

financial statements april 30, 2016	27

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF FUND EXPENSES
April 30, 2016 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2015 to April 30, 2016).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

28

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2016 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period November 1, 2015 to April 30, 2016[1]
Class N
Actual	$1,000	$989	$5.24
Hypothetical[2]	$1,000	$1,020	$5.32

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period November 1, 2015 to April 30, 2016[1]
Class I
Actual	$1,000	$990	$4.30
Hypothetical[2]	$1,000	$1,021	$4.37

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.06% and 0.87% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

financial statements april 30, 2016	29

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF ADVISOR SELECTION
April 30, 2016 (unaudited)

Investment Advisory and Administrative Services and Sub-Advisory Agreements Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”). Additionally, the approval must occur at an in-person meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 16, 2015 and an in-person meeting on December 2, 2015, to consider whether to renew the combined Investment Advisory and Administrative Services Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At these meetings the Board also considered the renewal of the sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Agreements”) between the Investment Adviser and each of Walter Scott & Partners Limited (“Walter Scott”) and Mondrian Investment Partners Limited (“Mondrian” and, together with Walter Scott, the “Sub-advisers”). At the December 2, 2015 meeting, the Board voted to approve the renewal of the Agreements with respect to the Fund for an additional one year term. In doing so, the Board determined that the terms of the Agreements were fair and reasonable and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreements.

Both in the meetings specifically held to address the continuance of the Agreements and at other meetings over the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser, Sub-advisers and BBH, including information about personnel, operations and Fund performance. The Board also received comparative performance and fee and expense information for the Fund compiled by Broadridge using data from Lipper, Inc. (“Lipper”), an independent provider of investment company data (“Lipper Report”) and reviewed this comparative information with both Lipper and with BBH. The Board received a memorandum from counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreements. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser and the Sub-Advisers were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits realized by the Investment Adviser and Sub-Advisers.

30

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2016 (unaudited)

Nature, Extent and Quality of Services

The Board noted that, pursuant to the Advisory Agreement with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing administrative services and overseeing the investment advisory services provided to the Fund. The Board further noted that, as a combined investment advisory and administration agreement, the Advisory Agreement also contemplates the provision of administrative services by BBH to the Fund within the same fee structure. Pursuant to the Sub-advisory Agreements, the Sub-advisers, subject to the supervision of the Investment Adviser and the Board are responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies.

The Board received and considered information during the December meeting and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by BBH as both the Investment Adviser and administrator including: the supervision of the Sub-advisers, supervision of operations and compliance and regulatory filings, disclosures to Fund shareholders, general oversight of service providers, assisting the Board (including the Independent Trustees in their capacity as Trustees), Chief Compliance Officer services for the Trust, and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund.

The Board considered the scope and quality of services provided by the Investment Adviser under the Advisory Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Advisory Agreement.

The Board received and considered information, during the December meeting and over the course of the year, regarding the nature, extent and quality of services provided to the Fund by the Sub-advisers, particularly portfolio management in light of the narrower scope of services performed by the Sub-advisers. The Board also considered brokerage policies and practices and the standards applied in seeking best execution. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. In addition, the Board received reports on the foregoing topics, both from BBH and from the Sub-advisers, at other meetings held during the year. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund pursuant to the Sub-Advisory Agreements.

financial statements april 30, 2016	31

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2016 (unaudited)

Fund Performance

At the November and December meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds provided in the Lipper Report. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Lipper, as the party responsible for compiling the Lipper Report. The Board reviewed the report’s findings with Lipper and discussed the positioning of the Fund relative to its selected peer-set. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer funds, noting the Fund’s varied performance over time, specifically strong performance in the 2-, 5-, and 10-year periods and relative underperformance in the 1- and 4-year periods ended September 30, 2015. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund in the context of its review. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board considered the depth and range of services provided pursuant to the Advisory Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. In the Lipper Report, the Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net total expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by Lipper, noting that the Fund compared favorably to the selected peer-set. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

The Board also considered the fees paid to the Sub-advisers for their services to the Fund. The compensation paid to the Sub-advisers is paid by the Investment Adviser, not the Fund directly, and, accordingly, the retention of the Sub-advisers does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly and indirectly, and to the Sub-advisers. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2015, and for the prior four years, focusing on the Investment Adviser’s and BBH’s profitability before taxes and distribution expenses. The

32

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2016 (unaudited)

data also included the effect of revenue generated by the shareholder servicing, custody, fund accounting and administration fees paid by the Fund to BBH. With respect to shareholder servicing fees, the Board noted that, effective November 1, 2015, the fee rate was standardized at 0.20% for all of the Trust’s funds, including the Fund, which resulted in a 0.05% decrease in the fees payable by the Fund’s Class N shares. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board also reviewed the Sub-Advisers’ profitability data for the Fund. The Board also considered fall-out benefits received by BBH, the Investment Adviser, and the Sub-Advisers, as applicable, as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities and fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. The Board concluded that neither the Investment Adviser and BBH’s nor the Sub-Advisers’ profitability was excessive in light of the nature, extent and quality of services provided to the Fund. In light of the costs of providing services pursuant to the Advisory Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH and Sub-Advisers received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable.

financial statements april 30, 2016	33

BBH INTERNATIONAL EQUITY FUND

CONFLICTS OF INTEREST
April 30, 2016 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures to assure that investment opportunities are allocated equitably between the Fund and other funds and accounts with similar investment strategies.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

From time to time, BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

34

BBH INTERNATIONAL EQUITY FUND

CONFLICTS OF INTEREST (continued)
April 30, 2016 (unaudited)

BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

When market quotations are not readily available, or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price, generally, may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

financial statements april 30, 2016	35

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
(800) 575-1265
Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Fund at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Semi-Annual Report

APRIL 30, 2016

BBH LIMITED DURATION FUND

BBH LIMITED DURATION FUND

PORTFOLIO ALLOCATION
April 30, 2016 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$1,614,936,240	32.0%
Commercial Mortgage Backed Securities	554,919,238	11.0
Corporate Bonds	1,233,420,512	24.4
Loan Participations and Assignments	388,052,389	7.7
Municipal Bonds	179,137,614	3.5
U.S. Government Agency Obligations	555,740,892	11.0
U.S. Treasury Bills	557,992,463	11.0
Liabilities in Excess of Other Assets	(29,866,587)	(0.6)
NET ASSETS	$5,054,332,761	100.0%

All data as of April 30, 2016. The BBH Limited Duration Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (32.0%)
$29,855,833	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	4.213%	$28,812,372
3,467,637	Aircraft Lease Securitisation, Ltd. 2007-1A1,2	05/10/32	0.699	3,424,291
10,506,513	Alterna Funding I LLC 2014-1A1	02/15/21	1.639	10,138,785
11,300,000	AmeriCredit Automobile Receivables Trust 2013-3	06/10/19	2.380	11,384,229
7,246,747	Ascentium Equipment Receivables LLC 2015-1A1	07/10/17	1.150	7,246,534
12,002,047	AVANT Loans Funding Trust 2016-A1	05/15/19	4.110	11,998,110
249,611	AXIS Equipment Finance Receivables II LLC 2013-1A1	03/20/17	1.750	249,608
24,045,042	AXIS Equipment Finance Receivables III LLC 2015-1A1	03/20/20	1.900	23,993,771
2,447,688	BCC Funding VIII LLC 2014-1A1	06/20/20	1.794	2,432,008
49,298,455	BCC Funding X LLC 2015-1[1]	10/20/20	2.224	49,200,174
8,030,000	Capital Auto Receivables Asset Trust 2013-2	10/22/18	1.960	8,044,270
2,820,000	Capital Auto Receivables Asset Trust 2013-2	04/22/19	2.660	2,840,605
18,140,000	Capital Auto Receivables Asset Trust 2013-2[1]	01/20/22	4.060	18,366,794
13,260,000	Capital Auto Receivables Asset Trust 2013-3	10/22/18	2.790	13,383,805
36,497,158	Carlyle Global Market Strategies Commodities Funding, Ltd. 2014-1A1,2,3	10/15/21	2.528	31,763,225
29,764,807	Cazenovia Creek Funding I LLC 2015-1A1	12/10/23	2.000	29,504,365
8,377,523	CCG Receivables Trust 2014-1[1]	11/15/21	1.060	8,358,917
2,056,763	Chesapeake Funding LLC 2011-2A1,2	04/07/24	1.689	2,056,989
1,041,013	Chesapeake Funding LLC 2012-2A1,2	05/07/24	0.889	1,040,684

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	3

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$31,391,760	Chesterfield Financial Holdings LLC 2014-1A1	12/15/34	4.500%	$31,718,903
12,780,000	CIT Equipment Collateral 2014-VT1[1]	10/21/19	1.500	12,755,376
13,000,000	Citibank Credit Card Issuance Trust 2014-A8	04/09/20	1.730	13,130,478
10,040,000	Credit Acceptance Auto Loan Trust 2014-1A1	10/15/21	1.550	10,041,533
11,160,000	Credit Acceptance Auto Loan Trust 2014-1A1	04/15/22	2.290	11,088,427
2,720,000	Credit Acceptance Auto Loan Trust 2014-2A1	09/15/22	2.670	2,724,588
10,890,000	Credit Acceptance Auto Loan Trust 2015-1A1	01/17/23	2.610	10,888,621
2,479,104	Direct Capital Funding V LLC 2013-2[1]	08/20/18	1.730	2,478,629
35,760,000	Drive Auto Receivables Trust 2015-BA1	07/15/21	2.760	35,765,972
14,112,000	Eagle I, Ltd. 2014-1A1	12/15/39	4.310	13,598,323
34,236,146	ECAF I, Ltd. 2015-1A1	06/15/40	3.473	32,909,495
19,743,260	Emerald Aviation Finance, Ltd. 2013-1[1]	10/15/38	4.650	19,644,544
50,784,381	Engs Commercial Finance Trust 2015-1A1	10/22/21	2.310	50,801,988
1,565,726	Exeter Automobile Receivables Trust 2014-2A1	08/15/18	1.060	1,563,548
16,735,249	FNA Trust 2014-1A1	12/10/22	1.296	16,573,126
13,732,905	FNA Trust 2015-1[1]	12/10/23	3.240	13,737,203
14,500,000	Ford Credit Auto Owner Trust/Ford Credit 2014-2[1]	04/15/26	2.310	14,700,309
25,411,790	Foursight Capital Automobile Receivables Trust 2015-1[1]	01/15/21	2.340	25,316,509
9,285,172	FRS I LLC 2013-1A1	04/15/43	1.800	9,108,873

The accompanying notes are an integral part of these financial statements.

4

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$31,081,667	Global Container Assets, Ltd. 2015-1A1	02/05/30	2.100%	$30,950,626
16,510,000	GMF Floorplan Owner Revolving Trust 2015-1[1]	05/15/20	1.650	16,469,480
6,525,000	GMF Floorplan Owner Revolving Trust 2015-1[1]	05/15/20	1.970	6,467,173
10,730,000	GMF Floorplan Owner Revolving Trust 2015-1[1]	05/15/20	2.220	10,692,802
22,660,000	Hertz Vehicle Financing LLC 2011-1A1	03/25/18	3.290	22,904,241
17,750,000	Hyundai Auto Receivables Trust 2013-B	02/15/19	1.710	17,792,179
7,689,717	Leaf II Receivables Funding LLC 2013-1[1]	09/15/21	1.980	7,681,220
19,210,000	Lendmark Funding Trust 2016-A1	08/21/23	4.820	19,191,368
22,194,754	MarketPlace Loan Trust 2015-OD4[1]	12/18/17	3.250	22,000,550
6,062,341	MCA Fund I Holding LLC 2014-1[1,2]	08/15/24	2.618	6,065,978
8,972,739	MMAF Equipment Finance LLC 2012-AA1	10/10/18	1.350	8,985,798
11,462,864	Nations Equipment Finance Funding II LLC 2014-1A1	07/20/18	1.558	11,458,128
25,958,123	Nations Equipment Finance Funding III LLC 2016-1A1	02/20/21	3.610	25,965,770
403,156	Navitas Equipment Receivables LLC 2013-1[1]	11/15/16	1.950	403,068
19,938,765	Navitas Equipment Receivables LLC 2015-1[1]	11/15/18	2.120	19,959,233
51,030,000	NCF Dealer Floorplan Master Trust 2014-1A1,2	10/20/20	1.939	49,777,943
16,658,775	New Mexico State Educational Assistance Foundation 2013-1[2]	01/02/25	1.134	16,058,559
19,515,582	Newstar Commercial Lease Funding LLC 2015-1A1	04/15/19	3.270	19,445,433

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	5

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$11,121,296	Newtek Small Business Loan Trust 2010-1[1,2]	02/25/41	2.739%	$10,857,166
40,190,000	NextGear Floorplan Master Owner Trust 2014-1A1	10/15/19	1.920	39,958,771
22,470,000	NextGear Floorplan Master Owner Trust 2015-1A1	07/15/19	1.800	22,340,418
13,740,000	NextGear Floorplan Master Owner Trust 2015-1A1,2	07/15/19	2.183	13,612,666
17,300,000	Nordstrom Private Label Credit Card Master Note Trust 2011-1A1	11/15/19	2.280	17,392,486
29,760,000	NRZ Advance Receivables Trust Advance Receivables Backed 2015-T2[1]	08/17/48	3.302	29,885,543
9,200,000	Ocwen Master Advance Receivables Trust 2015-1[1]	09/17/46	2.537	9,195,814
12,500,000	OnDeck Asset Securitization Trust II LLC 2016-1A1	05/17/20	4.210	12,499,160
14,645,524	OneMain Financial Issuance Trust 2014-1A1	06/18/24	2.430	14,645,254
15,230,000	OneMain Financial Issuance Trust 2014-2A1	09/18/24	3.020	15,041,282
26,190,000	OneMain Financial Issuance Trust 2015-1A1	03/18/26	3.850	25,427,855
20,010,000	Oxford Finance Funding Trust 2014-1A1	12/15/22	3.475	19,923,235
4,832,340	PFS Tax Lien Trust 2014-1[1]	05/15/29	1.440	4,809,797
50,000,000	Progreso Receivables Funding LLC 2015-B1	07/28/20	3.000	49,753,830
43,552,978	ReadyCap Lending Small Business Loan Trust 2015-1[2]	12/25/38	1.689	43,392,825
12,340,000	Santander Drive Auto Receivables Trust 2013-2	03/15/19	1.950	12,370,591
10,980,000	Santander Drive Auto Receivables Trust 2015-3	04/15/20	2.070	10,970,127

The accompanying notes are an integral part of these financial statements.

6

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$22,790,000	Santander Drive Auto Receivables Trust 2015-3	01/15/21	2.740%	$23,001,455
22,846,298	Shenton Aircraft Investment I, Ltd. 2015-1A1	10/15/42	4.750	22,360,814
5,640	SMART Trust 2012-4US	03/14/17	0.970	5,638
3,026,522	SMART Trust 2013-2US	02/14/19	1.180	3,014,818
13,420,000	SMART Trust 2015-1US	09/14/18	1.500	13,389,577
33,210,000	Spirit Master Funding LLC 2014-4A1	01/20/45	3.501	32,255,555
9,900,000	Spirit Master Funding VII LLC 2013-1A1	12/20/43	3.887	9,790,390
7,773,820	Springleaf Funding Trust 2014-AA1	12/15/22	2.410	7,771,619
17,241,996	STORE Master Funding LLC 2013-1A1	03/20/43	4.160	16,948,347
12,324,158	STORE Master Funding LLC 2013-2A1	07/20/43	4.370	12,278,144
20,609,144	STORE Master Funding LLC 2013-3A1	11/20/43	4.240	20,415,610
3,560,179	TAL Advantage V LLC 2014-2A1	05/20/39	1.700	3,515,864
20,342,500	TAL Advantage V LLC 2014-3A1	11/21/39	3.270	19,155,230
28,186,000	Textainer Marine Containers, Ltd. 2014-1A1	10/20/39	3.270	26,470,518
11,530,000	Trade MAPS 1, Ltd. 2013-1A1,2	12/10/18	1.686	11,424,153
49,760,000	Trafigura Securitisation Finance, Plc. 2014-1A1,2	10/15/18	1.383	49,171,339
18,330,000	Turquoise Card Backed Securities, Plc. 2012-1A1,2	06/17/19	1.233	18,354,746
5,373,247	Utah State Board of Regents 2011-1[2]	05/01/29	1.466	5,377,761
5,963,136	Westlake Automobile Receivables Trust 2015-1A1	03/15/18	1.170	5,957,684
10,600,000	Westlake Automobile Receivables Trust 2015-1A1	11/16/20	2.290	10,480,509

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	7

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$21,340,000	Westlake Automobile Receivables Trust 2015-2A1	01/15/21	2.450%	$21,083,775
25,510,000	World Financial Network Credit Card Master Trust 2014-C	08/16/21	1.540	25,580,344
	Total Asset Backed Securities (Identified cost $1,632,086,115)			1,614,936,240

	COMMERCIAL MORTGAGE BACKED SECURITIES (11.0%)
15,540,000	Aventura Mall Trust 2013-AVM[1,2]	12/05/32	3.743	16,139,151
13,860,000	BBCMS Trust 2015-RRI[1,2]	05/15/32	2.483	13,649,483
26,807,000	BB-UBS Trust 2012-TFT[1,2]	06/05/30	3.468	26,702,871
6,349,000	BHMS Mortgage Trust 2014-ATLS[1,2]	07/05/33	2.884	6,149,434
32,018,000	BHMS Mortgage Trust 2014-ATLS[1,2]	07/05/33	4.691	31,741,057
12,240,000	BLCP Hotel Trust 2014-CLRN[1,2]	08/15/29	2.383	12,004,310
30,106,000	BXHTL Mortgage Trust 2015-JWRZ[1,2]	05/15/29	2.583	30,063,081
28,190,000	Carefree Portfolio Trust 2014-CARE[1,2]	11/15/19	2.833	28,068,121
35,000,000	CDGJ Commercial Mortgage Trust 2014-BXCH[1,2]	12/15/27	2.933	34,473,327
10,500,000	CGBAM Commercial Mortgage Trust 2014-HD1,2	02/15/31	1.633	10,431,273
7,457,000	CGBAM Commercial Mortgage Trust 2014-HD1,2	02/15/31	2.033	7,222,956
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL2[1,2]	11/15/31	3.333	31,442,148
15,440,000	CGGS Commercial Mortgage Trust 2016-RNDB[1,2]	02/15/33	2.083	15,488,622
2,085,000	Citigroup Commercial Mortgage Trust 2013-SMP[1]	01/12/30	2.738	2,087,329
24,520,000	Citigroup Commercial Mortgage Trust 2014-388G1,2	06/15/33	2.183	24,509,927

The accompanying notes are an integral part of these financial statements.

8

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
$ 9,257,379	Commercial Mortgage Pass Through Certificates 2013-GAM[1]	02/10/28	1.705%	$9,216,928
9,690,000	Commercial Mortgage Pass Through Certificates 2013-GAM[1,2]	02/10/28	3.417	9,544,953
27,990,000	Commercial Mortgage Pass Through Certificates 2014-KYO[1,2]	06/11/27	2.087	27,708,342
22,660,000	Commercial Mortgage Pass Through Certificates 2014-TWC[1,2]	02/13/32	1.289	22,438,204
9,950,000	EQTY 2014-INNS Mortgage Trust[1,2]	05/08/31	2.039	9,625,648
19,650,000	GS Mortgage Securities Corp. Trust 2016-ICE2[1,2]	02/15/33	4.683	19,686,834
16,312,317	GTP Cellular Sites LLC[1]	03/15/42	3.721	16,374,389
13,664,186	Hilton USA Trust 2013-HLF[1,2]	11/05/30	2.339	13,655,410
9,410,000	Hyatt Hotel Portfolio Trust 2015-HYT[1,2]	11/15/29	2.533	9,274,947
5,600,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH[1,2]	04/15/27	1.683	5,497,477
10,250,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH[1,2]	04/15/27	2.083	9,998,639
14,860,000	SBA Tower Trust[1]	12/15/42	2.933	14,891,050
35,700,000	SBA Tower Trust[1]	04/15/43	2.240	35,486,025
15,700,000	Unison Ground Lease Funding LLC[1]	04/15/40	5.349	16,159,439
14,500,000	Wells Fargo Commercial Mortgage Trust 2014-TISH[1,2]	02/15/27	2.283	14,210,890
20,108,443	WFCG Commercial Mortgage Trust 2015-BXRP[1,2]	11/15/29	1.555	19,779,105
11,468,922	WFCG Commercial Mortgage Trust 2015-BXRP[1,2]	11/15/29	1.905	11,197,868
	Total Commercial Mortgage Backed Securities (Identified cost $559,057,025)			554,919,238

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	9

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (24.4%)
	AUTO MANUFACTURERS (0.4%)
$17,720,000	General Motors Co.	10/02/18	3.500%	$18,284,541

	BANKS (6.1%)
24,290,000	ANZ New Zealand (Int’l), Ltd., London Branch[1]	02/01/19	2.250	24,482,498
34,000,000	BAC San Jose DPR Funding, Ltd.[1,3]	11/15/21	4.500	34,189,649
26,868,000	Bank of America Corp.	08/01/16	6.500	27,228,569
13,415,000	Bank of America Corp.	09/01/17	6.000	14,173,269
24,335,000	BNZ International Funding, Ltd.[1]	03/02/21	2.750	24,637,314
39,309,900	Citigroup Capital XIII[2,4]	10/30/40	7.008	41,118,155
1,882,040	FNBC 1993-A Pass Through Trust	01/05/18	8.080	1,946,128
12,775,000	Mitsubishi UFJ Trust & Banking Corp.[1]	10/16/17	1.600	12,769,187
24,850,000	Royal Bank of Canada	04/15/19	1.625	24,887,449
24,690,000	Skandinaviska Enskilda Banken AB	03/15/21	2.625	25,254,315
11,375,000	Svenska Handelsbanken AB	04/04/17	2.875	11,571,253
25,085,000	Toronto-Dominion Bank	04/07/21	2.125	25,157,721
21,500,000	Wells Fargo Bank N.A.	01/22/18	1.650	21,675,526
17,750,000	Westpac Banking Corp.	12/01/17	1.500	17,825,650
				306,916,683

	BEVERAGES (1.0%)
39,350,000	Anheuser-Busch InBev Finance, Inc.	02/01/19	1.900	39,913,964
12,695,000	Anheuser-Busch InBev Finance, Inc.	02/01/21	2.650	13,038,311
				52,952,275

	COMMERCIAL SERVICES (0.4%)
19,863,000	Experian Finance, Plc.[1]	06/15/17	2.375	19,941,419

	COMPUTERS (0.4%)
8,960,000	Apple, Inc.	02/23/21	2.250	9,159,351
9,730,000	Denali International LLC[1]	10/15/20	5.625	10,240,825
				19,400,176

The accompanying notes are an integral part of these financial statements.

10

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	COSMETICS/PERSONAL CARE (0.3%)
$17,745,000	Avon Products, Inc.	03/15/20	6.350%	$15,038,888

	DIVERSIFIED FINANCIAL SERVICES (5.8%)
10,607,172	AA Aircraft Financing 2013-1 LLC[1]	11/01/19	3.596	10,554,136
5,777,349	Ahold Lease Series 2001-A-1 Pass Through Trust	01/02/20	7.820	6,232,315
7,365,000	Air Lease Corp.	04/01/17	5.625	7,604,215
15,950,000	Air Lease Corp.	09/04/18	2.625	15,843,262
6,300,000	Alliance Data Systems Corp.[1]	12/01/17	5.250	6,378,750
12,000,000	Alliance Data Systems Corp.[1]	04/01/20	6.375	12,330,000
22,705,000	Athene Global Funding[1]	10/23/18	2.875	22,476,633
17,405,000	Caisse Centrale Desjardins[1]	09/12/17	1.550	17,401,432
17,553,770	CIC Central America Card Receivables, Ltd.[3]	11/05/20	4.500	17,702,101
10,500,000	CIC Receivables Master Trust[3]	10/07/21	4.890	10,651,637
8,500,000	Credit Acceptance Corp.	02/15/21	6.125	8,096,250
11,478,070	Doric Nimrod Air Alpha 2013-1 Pass Through Trust[1]	05/30/25	5.250	11,678,936
5,958,611	Doric Nimrod Air Finance Alpha, Ltd. 2012-1 (Class A) Pass Through Trust[1]	11/30/24	5.125	6,030,514
49,455,000	Drawbridge Special Opportunities Fund LP1	08/01/21	5.000	46,240,425
3,830,786	LS Power Funding Corp.	12/30/16	8.080	3,926,556
5,875,000	Morgan Stanley Capital Trust III[4]	03/01/33	6.250	6,051,250
6,720,675	Morgan Stanley Capital Trust VIII[4]	04/15/67	6.450	6,871,218
11,349,000	Murray Street Investment Trust I	03/09/17	4.647	11,657,534
33,498,500	Seven & Seven, Ltd.[1,2]	09/11/19	1.898	33,368,124
33,785,000	Vesey Street Investment Trust I	09/01/16	4.404	34,070,922
				295,166,210

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	11

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	ELECTRIC (0.8%)
$12,115,000	Korea East-West Power Co., Ltd.[1]	11/27/18	2.625%	$12,345,343
22,150,000	TransAlta Corp.	06/03/17	1.900	21,785,832
5,580,000	TransAlta Corp.	05/15/18	6.900	5,726,285
				39,857,460

	HEALTHCARE-PRODUCTS (0.2%)
7,995,000	Mallinckrodt International Finance S.A.	04/15/18	3.500	7,795,125
1,435,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC[1]	04/15/20	4.875	1,377,600
				9,172,725

	INSURANCE (1.2%)
15,985,000	Fairfax Financial Holdings, Ltd.[1]	05/15/21	5.800	17,093,464
11,050,000	Vitality Re IV, Ltd.[1,2]	01/09/18	2.750	11,079,835
33,100,000	Vitality Re V, Ltd.[1,2]	01/07/20	1.750	32,719,350
				60,892,649

	INTERNET (0.3%)
15,630,000	Expedia, Inc.	08/15/20	5.950	17,284,201

	INVESTMENT COMPANIES (1.4%)
6,800,000	Ares Capital Corp.	11/30/18	4.875	7,021,863
17,570,000	Ares Capital Corp.	01/15/20	3.875	17,966,432
22,645,000	FS Investment Corp.	01/15/20	4.250	22,967,148
21,515,000	PennantPark Investment Corp.	10/01/19	4.500	21,259,036
				69,214,479

	MEDIA (0.3%)
16,485,000	TEGNA, Inc.	10/15/19	5.125	17,061,975

	OIL & GAS (0.4%)
11,935,000	Korea National Oil Corp.[1]	01/23/19	2.750	12,213,694
21,552,175	Odebrecht Drilling Norbe VIII/IX, Ltd.[1]	06/30/22	6.350	4,428,972

The accompanying notes are an integral part of these financial statements.

12

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	OIL & GAS (continued)
$10,552,800	Odebrecht Offshore Drilling Finance, Ltd.[1]	10/01/23	6.750%	$1,371,864
				18,014,530

	OIL & GAS SERVICES (0.1%)
8,000,000	Freeport-McMoran Oil & Gas LLC	11/15/20	6.500	7,560,000

	PHARMACEUTICALS (0.8%)
14,270,000	AbbVie, Inc.	05/14/18	1.800	14,369,262
9,000,000	AbbVie, Inc.	05/14/20	2.500	9,153,783
6,950,000	Express Scripts Holding Co.	02/15/17	2.650	7,028,264
9,445,000	Pfizer, Inc.	03/30/17	6.050	9,892,353
				40,443,662

	PIPELINES (0.8%)
7,105,000	Enbridge Energy Partners LP	12/15/16	5.875	7,279,549
20,240,000	Enbridge Energy Partners LP	10/15/20	4.375	20,452,905
12,960,000	TransCanada PipeLines, Ltd.	01/15/19	3.125	13,250,809
				40,983,263

	REAL ESTATE (1.3%)
11,490,000	Prologis International Funding II SA1	02/15/20	4.875	12,314,568
17,000,000	RXR Realty[3]	10/01/20	5.400	17,337,797
32,965,000	Vonovia Finance BV1	10/02/17	3.200	33,574,589
				63,226,954

	REAL ESTATE INVESTMENT TRUSTS (1.4%)
15,400,000	Digital Realty Trust LP	10/01/20	3.400	15,831,662
25,330,000	Select Income REIT	02/01/22	4.150	25,252,516
22,000,000	Senior Housing Properties Trust	05/01/19	3.250	21,980,046
7,296,000	Welltower, Inc.	06/01/16	6.200	7,324,184
				70,388,408

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	13

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	TELECOMMUNICATIONS (1.0%)
$50,130,000	BellSouth LLC[1]	04/26/21	4.400%	$51,620,014
	Total Corporate Bonds (Identified cost $1,257,662,749)			1,233,420,512

	LOAN PARTICIPATIONS AND ASSIGNMENTS (7.7%)
12,788,989	Aria Energy Operating LLC[2]	05/27/22	5.000	10,231,191
19,597,353	Astoria Energy LLC Term B2	12/24/21	5.000	18,752,315
47,000,000	Avago Technologies Cayman Holdings, Ltd. Term B1[2]	02/01/23	4.250	47,008,460
24,779,985	Charter Communications Operating LLC (CCO Safari LLC) Term H2	08/24/21	3.250	24,791,632
14,309,014	Dell International LLC Term B2[2]	04/29/20	4.000	14,303,863
9,159,731	Dell International LLC Term C2	10/29/18	3.750	9,155,884
44,844,330	Delos Finance S.a.r.l.[2]	03/06/21	3.500	44,990,074
40,000,000	Express Scripts Holding Company (Express Scripts, Inc.)[2]	04/28/17	1.560	39,850,000
19,672,131	Freeport-McMoRan Copper & Gold, Inc. (PT Freeport Indonesia)[2]	05/31/18	2.940	18,873,049
15,940,695	HCA, Inc. Term B6[2]	03/17/23	3.685	16,042,555
14,680,449	Mallinckrodt International Term B2	03/19/21	3.250	14,341,037
1,970,000	Mallinckrodt International Term B1[2]	03/19/21	3.500	1,942,085
5,985,000	Rhode Island State Energy Center LP Term B2	12/19/22	5.750	5,895,225
8,034,817	RPI Finance Trust Term B3[2]	11/09/18	3.250	8,032,809
44,831,028	RPI Finance Trust Term B4[2]	11/09/20	3.500	45,013,042
19,623,341	TPF II Power LLC Term B2	10/02/21	5.500	19,549,753
50,500,000	Western Digital Corporation Term B2	04/29/23	6.250	49,279,415
	Total Loan Participations and Assignments (Identified cost $390,887,893)			388,052,389

The accompanying notes are an integral part of these financial statements.

14

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	MUNICIPAL BONDS (3.5%)
$14,250,000	Baylor Health Care System, Revenue Bonds[2]	11/15/25	0.740%	$13,378,969
2,900,000	City of Portland, Oregon, General Obligation Bonds[2]	06/01/19	0.572	2,834,733
8,700,000	City of Portland, Oregon, General Obligation Bonds[2]	06/01/19	0.572	8,504,441
8,000,000	Michigan Finance Authority, Revenue Bonds	05/01/16	3.000	8,000,000
5,000,000	New Jersey Economic Development Authority, Revenue Bonds[2]	02/01/17	1.310	4,961,700
20,940,000	New Jersey Economic Development Authority, Revenue Bonds, NPFG[5]	02/15/17	0.000	20,697,096
28,005,000	New Jersey Economic Development Authority, Revenue Bonds, AGM[5]	02/15/18	0.000	26,987,298
4,360,000	New Jersey Economic Development Authority, Revenue Bonds	06/15/20	5.000	4,754,972
27,815,000	New Jersey Economic Development Authority, Revenue Bonds, XLCA[5]	07/01/20	0.000	23,785,997
3,600,000	New York State Energy Research & Development Authority, Revenue Bonds, NPFG[2]	12/01/20	0.718	3,442,856
7,140,000	Pennsylvania Industrial Development Authority, Revenue Bonds[1]	07/01/21	2.967	7,238,104
2,375,000	School District of Philadelphia, General Obligation Bonds	09/01/16	1.787	2,365,358
3,445,000	School District of Philadelphia, General Obligation Bonds	09/01/17	2.009	3,389,053
2,330,000	School District of Philadelphia, General Obligation Bonds	09/01/18	2.512	2,283,563
15,355,000	State of Illinois, General Obligation Bonds	03/01/17	5.365	15,785,708

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	15

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	MUNICIPAL BONDS (continued)
$ 7,110,000	State of Illinois, General Obligation Bonds, AGM	03/01/18	5.200%	$7,476,094
17,300,000	State of Illinois, General Obligation Bonds	07/01/21	6.200	18,787,973
16,650,000	Tobacco Settlement Financing Corp., Revenue Bonds[5]	06/01/41	0.000	4,463,699
	Total Municipal Bonds (Identified cost $177,832,115)			179,137,614

	U.S. GOVERNMENT AGENCY OBLIGATIONS (11.0%)
65,000,000	Fannie Mae Discount Notes[5]	05/02/16	0.000	64,999,061
45,000,000	Fannie Mae Discount Notes[5]	06/01/16	0.000	44,990,313
50,000,000	Fannie Mae Discount Notes[5]	07/05/16	0.000	49,971,550
50,000,000	Federal Home Loan Bank Discount Notes[5]	05/18/16	0.000	49,991,113
35,000,000	Federal Home Loan Bank Discount Notes[5]	05/27/16	0.000	34,990,142
50,000,000	Federal Home Loan Bank Discount Notes[5]	06/03/16	0.000	49,982,583
50,000,000	Federal Home Loan Bank Discount Notes[5]	06/10/16	0.000	49,983,778
45,000,000	Federal Home Loan Bank Discount Notes[5]	06/24/16	0.000	44,981,303
75,000,000	Federal Home Loan Bank Discount Notes[5]	07/08/16	0.000	74,955,300
203,236	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed[2]	04/01/36	2.454	215,359
116,666	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed[2]	12/01/36	2.240	122,858
72,471	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed[2]	01/01/37	2.620	76,298
128,538	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed[2]	02/01/37	2.496	136,478

The accompanying notes are an integral part of these financial statements.

16

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$12,669,532	Federal National Mortgage Association (FNMA)	07/01/35	5.000%	$14,079,936
873,973	Federal National Mortgage Association (FNMA)	11/01/35	5.500	987,515
100,338	Federal National Mortgage Association (FNMA)[2]	07/01/36	2.736	106,617
209,429	Federal National Mortgage Association (FNMA)[2]	09/01/36	2.447	221,368
151,919	Federal National Mortgage Association (FNMA)[2]	01/01/37	2.757	160,083
750,185	Federal National Mortgage Association (FNMA)	08/01/37	5.500	846,764
8,479,116	Federal National Mortgage Association (FNMA)	08/01/37	5.500	9,590,502
3,757,204	Federal National Mortgage Association (FNMA)	06/01/40	6.500	4,348,480
60,000,000	Freddie Mac Discount Notes[5]	06/03/16	0.000	59,981,355
21,330	Government National Mortgage Association (GNMA)[2]	08/20/29	1.875	22,136
	Total U.S. Government Agency Obligations (Identified cost $554,484,005)			555,740,892

	U.S. TREASURY BILLS (11.0%)
55,200,000	U.S. Treasury Bill[5,6]	05/05/16	0.000	55,198,355
48,000,000	U.S. Treasury Bill[5]	05/12/16	0.000	47,995,921
50,000,000	U.S. Treasury Bill[5]	05/19/16	0.000	49,992,925
50,000,000	U.S. Treasury Bill[5]	06/02/16	0.000	49,987,600
50,000,000	U.S. Treasury Bill[5]	06/09/16	0.000	49,983,885
25,000,000	U.S. Treasury Bill[5]	06/16/16	0.000	24,990,720
50,000,000	U.S. Treasury Bill[5]	06/23/16	0.000	49,981,347
40,000,000	U.S. Treasury Bill[5]	07/07/16	0.000	39,989,160
50,000,000	U.S. Treasury Bill[5]	07/28/16	0.000	49,975,250
50,000,000	U.S. Treasury Bill[5]	08/04/16	0.000	49,969,450

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	17

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	U.S. TREASURY BILLS (continued)
$50,000,000	U.S. Treasury Bill[5]	08/18/16	0.000%	$49,962,250
40,000,000	U.S. Treasury Bill[5]	09/01/16	0.000	39,965,600
	Total U.S. Treasury Bills (Identified cost $557,984,098)			557,992,463
TOTAL INVESTMENTS (Identified cost $5,129,994,000)[7]			100.6%	$5,084,199,348
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.6)%	(29,866,587)
NET ASSETS			100.0%	$5,054,332,761

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2016 was $2,440,215,456 or 48.28% of net assets. Unless otherwise noted, these securities are not considered illiquid.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2016 coupon or interest rate.
[3]	The Fund’s Investment Adviser has deemed this security to be illiquid based upon the SEC definition of an illiquid security.
[4]	Trust preferred security.
[5]	Security issued with zero coupon. Income is recognized through accretion of discount.
[6]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[7]	The aggregate cost for federal income tax purposes is $5,129,994,000, the aggregate gross unrealized appreciation is $20,008,763 and the aggregate gross unrealized depreciation is $65,803,415 resulting in net unrealized depreciation of $45,794,652.

Abbreviations:

AGM – Assured Guaranty Municipal Corp.

FHLMC – Federal Home Loan Mortgage Corporation.

FNMA – Federal National Mortgage Association.

GNMA – Government National Mortgage Association.

NPFG – National Public Finance Guarantee Corporation.

XLCA – XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.

18

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	19

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2016.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2016
Asset Backed Securities	$–	$1,539,780,190	$75,156,050	$1,614,936,240
Commercial Mortgage Backed Securities	–	554,919,238	–	554,919,238
Corporate Bonds	54,040,623	1,179,379,889	–	1,233,420,512
Loan Participations and Assignments	–	388,052,389	–	388,052,389
Municipal Bonds	–	179,137,614	–	179,137,614
U.S. Government Agency Obligations	–	555,740,892	–	555,740,892
U.S. Treasury Bills	–	557,992,463	–	557,992,463
Total Investments, at value	$54,040,623	$4,955,002,675	$75,156,050	$5,084,199,348
Other Financial Instruments, at value
Financial Futures Contracts	$1,162,289	$–	$–	$1,162,289
Other Financial Instruments, at value	$1,162,289	$–	$–	$1,162,289

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended April 30, 2016.

The accompanying notes are an integral part of these financial statements.

20

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended April 30, 2016:

Asset backed Securities
Balance as of October 31, 2015	$60,734,353
Purchases	–
Sales / Paydowns	(12,562,758)
Realized gains (losses)	71,837
Change in unrealized appreciation (depreciation)	(4,672,414)
Amortization	11,780
Transfers from Level 3*	(7,165,888)
Transfers to Level 3*	38,739,140
Balance as of April 30, 2016	$75,156,050

*	Transfers are reflected at the value of the security at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs to determine fair value. Transfers from Level 3 to Level 2 were due to an increase in the availability of significant observable inputs to determine fair value.

The Fund’s investments classified as Level 3 were valued utilizing broker quotes.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	21

BBH LIMITED DURATION FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2016 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $5,129,994,000)	$5,084,199,348
Cash	6,064,442
Receivables for:
Interest	14,259,091
Shares sold	13,437,129
Investments sold	839,456
Dividends	694,384
Investment advisory and administrative fees waiver reimbursement	20,804
Prepaid assets	12,332
Total Assets	5,119,526,986
LIABILITIES:
Payables for:
Investments purchased	61,484,226
Shares redeemed	1,423,200
Investment advisory and administrative fees	1,081,209
Futures variation margin on open contracts	687,459
Custody and fund accounting fees	127,589
Periodic distributions	80,264
Professional fees	40,367
Shareholder servicing fees	5,891
Distributor fees	4,923
Board of Trustees’ fees	4,114
Transfer agent fees	2,185
Accrued expenses and other liabilities	252,798
Total Liabilities	65,194,225
NET ASSETS	$5,054,332,761
Net Assets Consist of:
Paid-in capital	$5,160,625,632
Undistributed net investment income	440,912
Accumulated net realized loss on investments in securities and futures contracts	(62,101,420)
Net unrealized appreciation/(depreciation) on investments in securities and futures contracts	(44,632,363)
Net Assets	$5,054,332,761
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($36,046,767 ÷ 3,579,335 shares outstanding)	$10.07
CLASS I SHARES
($5,018,285,994 ÷ 498,491,734 shares outstanding)	$10.07

The accompanying notes are an integral part of these financial statements.

22

BBH LIMITED DURATION FUND

STATEMENT OF OPERATIONS
For the six months ended April 30, 2016 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends	$1,755,842
Interest and other income	57,530,621
Total Income	59,286,463
Expenses:
Investment advisory and administrative fees	6,130,293
Shareholder servicing fees	941,606
Custody and fund accounting fees	187,678
Professional fees	41,305
Distributor fees	33,411
Board of Trustees’ fees	29,647
Transfer agent fees	14,477
Miscellaneous expenses	191,183
Total Expenses	7,569,600
Investment advisory and administrative fees waiver	(38,735)
Expense offset arrangement	(5,723)
Net Expenses	7,525,142
Net Investment Income	51,761,321
NET REALIZED AND UNREALIZED LOSS:
Net realized loss on investments in securities	(10,560,792)
Net realized loss on futures contracts	(9,535,928)
Net realized loss on investments in securities and futures contracts	(20,096,720)
Net change in unrealized appreciation/(depreciation) on investments in securities	(14,074,990)
Net change in unrealized appreciation/(depreciation) on futures contracts	(96,476)
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	(14,171,466)
Net Realized and Unrealized Loss	(34,268,186)
Net Increase in Net Assets Resulting from Operations	$17,493,135

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	23

BBH LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2016 (unaudited)	For the year ended October 31, 2015
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$51,761,321	$94,551,595
Net realized loss on investments in securities and futures contracts	(20,096,720)	(41,411,373)
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	(14,171,466)	(40,993,492)
Net increase in net assets resulting from operations	17,493,135	12,146,730
Dividends and distributions declared:
From net investment income:
Class N	(8,551,774)	(46,344,802)
Class I	(43,274,418)	(47,959,131)
Total dividends and distributions declared	(51,826,192)	(94,303,933)
Share transactions:
Proceeds from sales of shares*	3,537,916,804	2,179,033,729
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	51,204,135	92,942,518
Cost of shares redeemed*	(3,210,952,835)	(2,651,777,342)
Net increase (decrease) in net assets resulting from share transactions	378,168,104	(379,801,095)
Total increase (decrease) in net assets	343,835,047	(461,958,298)
NET ASSETS:
Beginning of period	4,710,497,714	5,172,456,012
End of period (including undistributed net investment income of $440,912 and $505,783, respectively)	$5,054,332,761	$4,710,497,714

*	Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

24

BBH LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period.

	For the six months ended April 30, 2016 (unaudited)	For the years ended October 31,
		2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.14	$10.31	$10.35	$10.44	$10.34	$10.46
Income from investment operations:
Net investment income[1]	0.10	0.18	0.14	0.15	0.18	0.17
Net realized and unrealized gain (loss)	(0.07)	(0.17)	(0.01)	(0.06)	0.14	(0.12)
Total income from investment operations	0.03	0.01	0.13	0.09	0.32	0.05
Less dividends and distributions:
From net investment income	(0.10)	(0.18)	(0.14)	(0.15)	(0.18)	(0.17)
From net realized gains	–	–	(0.03)	(0.03)	(0.04)	–
Total dividends and distributions	(0.10)	(0.18)	(0.17)	(0.18)	(0.22)	(0.17)
Short-term redemption fees[1]	–	–	–	–	–	0.00 [2]
Net asset value, end of period	$10.07	$10.14	$10.31	$10.35	$10.44	$10.34
Total return	0.30%[3]	0.10%	1.32%	0.82%	3.13%	0.52%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$36	$2,557	$2,625	$2,170	$1,776	$1,336
Ratio of expenses to average net assets before reductions	0.49%[4]	0.48%	0.48%	0.49%	0.50%	0.49%
Fee waiver	0.01%[4,5]	–%	–%	–%	–%	–%
Expense offset arrangement	0.00%[4,6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Ratio of expenses to average net assets after reductions	0.48%[4]	0.48%	0.48%	0.49%	0.50%	0.49%
Ratio of net investment income to average net assets	1.90%[4]	1.75%	1.36%	1.44%	1.75%	1.66%
Portfolio turnover rate	17%[3]	46%	35%	48%	38%	28%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of expenses to average net assets for the six months ended April 30, 2016, reflect fees reduced as result of voluntary operating expense limitation of the share class to 0.48%. The agreement is effective for the period beginning on December 29, 2015 and can be changed at any time at the sole discretion of the Investment Adviser. For the six months ended April 30, 2016, the waived fees were $38,735.
[6]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	25

BBH LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the six months ended April 30, 2016 (unaudited)	For the years ended October 31,
		2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.14	$10.31	$10.35	$10.44	$10.34	$10.46
Income from investment operations:
Net investment income[1]	0.11	0.20	0.16	0.17	0.20	0.19
Net realized and unrealized gain (loss)	(0.07)	(0.17)	(0.01)	(0.06)	0.14	(0.12)
Total income from investment operations	0.04	0.03	0.15	0.11	0.34	0.07
Less dividends and distributions:
From net investment income	(0.11)	(0.20)	(0.16)	(0.17)	(0.20)	(0.19)
From net realized gains	–	–	(0.03)	(0.03)	(0.04)	–
Total dividends and distributions	(0.11)	(0.20)	(0.19)	(0.20)	(0.24)	(0.19)
Short-term redemption fees[1]	–	–	–	–	–	0.00 [2]
Net asset value, end of period	$10.07	$10.14	$10.31	$10.35	$10.44	$10.34
Total return	0.42%[3]	0.30%	1.52%	1.01%	3.31%	0.67%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$5,018	$2,153	$2,547	$1,448	$1,165	$825
Ratio of expenses to average net assets before reductions	0.28%[4]	0.28%	0.29%	0.29%	0.31%	0.33%
Expense offset arrangement	0.00%[4,5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]
Ratio of expenses to average net assets after reductions	0.28%[4]	0.28%	0.29%	0.29%	0.31%	0.33%
Ratio of net investment income to average net assets	2.28%[4]	1.94%	1.56%	1.63%	1.93%	1.82%
Portfolio turnover rate	17%[3]	46%	35%	48%	38%	28%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

26

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS
April 30, 2016 (unaudited)

1.	Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 22, 2000. The Fund offers Class N and Class I shares. Class N and Class I shares have different operating expenses. With the exception of class specific expenses, all expenses are allocated between classes based on net assets. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. As of April 30, 2016, there were six series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board. In making such valuations, the pricing service utilizes both dealer supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Future contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

financial statements april 30, 2016	27

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Financial Futures Contracts. The Fund may enter into open futures contracts in order to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts.

The following futures contracts were open at April 30, 2016:

Description	Number of Contracts	Expiration Date	Market Value	Notional Amount	Unrealized Gain /(Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	2,800	June 2016	$612,150,000	$612,500,000	$350,000
U.S. Treasury 5-Year Notes	5,250	June 2016	634,798,831	635,518,620	719,789
U.S. Treasury 10-Year Notes	185	June 2016	24,061,563	24,154,063	92,500
					$1,162,289

28

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in economically hedged security values and/or interest rates, and potential losses in excess of the Fund’s initial investment.

For the six months ended April 30, 2016, the average monthly number of open futures contracts was 8,765. The range of monthly notional values was $1,272,172,682 to $1,607,121,503.

Fair Values of Derivative Instruments as of April 30, 2016

Derivatives not accounted for as economically hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives			Liability Derivatives
Risk	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Net unrealized appreciation/(depreciation) on investments in securities and futures contracts.	$1,162,289	*	Net unrealized appreciation/(depreciation) on investments in securities and futures contracts.	$–
Total		$1,162,289			$–

*	Includes cumulative appreciation of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

Interest Rate Risk
Net Realized Gain/(Loss) on Derivatives
Futures Contracts	$(9,535,928)
Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	$(96,476)

E.	Rule 144A Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”). A Rule 144A Security may be considered illiquid and therefore subject to the 15%

financial statements april 30, 2016	29

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A Securities is included at the end of the Portfolio of Investments.
F.	Loan Participations and Assignments. The Fund may invest in loan participations and assignments, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some loan participations and assignments may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual loan participations and assignments on a daily basis.

G.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax

30

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2015, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2016, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.	Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amount of $8,551,774 and $43,274,418 to Class N and Class I shareholders, respectively, during the six months ended April 30, 2016.

The tax character of distributions paid during the fiscal years ended October 31, 2015 and 2014, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2015:	$94,303,933	$–	$94,303,933	–	$94,303,933
2014:	68,745,792	7,199,049	75,944,841	–	75,944.841

financial statements april 30, 2016	31

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

As of October 31, 2015 and 2014, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2015:	$1,490,762	–	$1,490,762	$(40,745,890)	$(2,243,789)	$(30,460,897)	$(71,959,814)
2014:	405,409	–	405,409	(6,353,632)	5,613,017	10,532,595	10,197,389

The Fund had $40,745,890 of post-December 22, 2010 net capital loss carryforwards as of October 31, 2015, of which $12,156,488 and $28,589,402, is attributable to short-term and long-term capital losses, respectively.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and paydowns on fixed income securities.

To the extent future capital gains are offset by capital loss carryforwards; such gains will not be distributed.

I.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co.

32

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

(“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administration services calculated daily and paid monthly at an annual rate equivalent to 0.30% per annum on the first $1,000,000,000 of the Fund’s average daily net assets and 0.25% per annum on the Fund’s average daily net assets over $1,000,000,000. For the six months ended April 30, 2016, the Fund incurred $6,130,293 for services under the Agreement.

B.	Investment Advisory and Administrative Fee Waivers. Effective December 29, 2015, the Investment Adviser has voluntarily agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary courses of the Fund’s business) of Class N to 0.48%. This is a voluntary waiver that can be changed at any time at the sole discretion of the Investment Adviser. For six months ended April 30, 2016, the Investment Adviser waived fees in the amount of $38,735 for Class N.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the six months ended April 30, 2016, Class N shares of the Fund incurred $941,606 in shareholder servicing fees.
D.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2016, the Fund incurred $187,678 in custody and fund accounting fees. These fees for the Fund were reduced by $5,723 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2016, was $260.
E.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2016, the Fund incurred $29,647 in independent Trustee compensation and reimbursements.

financial statements april 30, 2016	33

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

4.	Investment Transactions. For the six months ended April 30, 2016, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $677,133,405 and $1,071,977,597, respectively.
5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:
	For the six months ended April 30, 2016 (unaudited)		For the year ended October 31, 2015
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	10,295,814	$104,204,494	101,437,734	$1,038,660,135
Shares issued in connection with reinvestments of dividends	831,930	8,409,750	4,501,309	46,026,061
Shares redeemed	(259,657,376)	(2,620,617,611)	(108,447,428)	(1,109,707,589)
Net decrease	(248,529,632)	$(2,508,003,367)	(2,508,385)	$(25,021,393)
Class I
Shares sold	340,572,502	$3,433,712,310	111,233,476	$1,140,373,594
Shares issued in connection with reinvestments of dividends	4,255,331	42,794,385	4,588,432	46,916,457
Shares redeemed	(58,606,528)	(590,335,224)	(150,695,776)	(1,542,069,753)
Net increase (decrease)	286,221,305	$2,886,171,471	(34,873,868)	$(354,779,702)

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2016 and the year ended October 31, 2015. Specifically:

During the six months ended April 30, 2016, 239,313,482 shares of Class N were exchanged for 239,313,443 shares of Class I valued at $2,414,665,245.

During the fiscal year 2015, 28,878,575 shares of Class N were exchanged for 28,878,575 shares of Class I valued at $295,882,171 and 29,229,862 shares of Class I were exchanged for 29,229,862 shares of Class N valued at $298,536,754.

34

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk), or certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The Fund invests in asset-backed and mortgage-backed securities (mortgage-backed securities risk) which are subject to the risk that borrowers may default on the obligations that underlie these securities. In addition, these securities may be paid off sooner (prepayment risk) or later than expected which may increase the volatility of securities during periods of fluctuating interest rates. The Fund may invest in bonds issued by foreign governments which may be unable or unwilling to make interest payments and/or repay the principal owed (sovereign debt risk). The Fund’s investments in certain U.S. government agency securities may not be backed by the U.S. Treasury and may be supported only by the credit of the issuer (U.S. government agency securities risk). The Fund’s use of borrowing, in reverse repurchase agreements and investment in some derivatives, involves leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations (market risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

financial statements april 30, 2016	35

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
7.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2016 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

36

BBH LIMITED DURATION FUND

DISCLOSURE OF FUND EXPENSES
April 30, 2016 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2015 to April 30, 2016).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

financial statements april 30, 2016	37

BBH LIMITED DURATION FUND

DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2016 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period November 1, 2015 to April 30, 2016[1]
Class N
Actual	$1,000	$1,003	$2.39
Hypothetical[2]	$1,000	$1,022	$2.41

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period November 1, 2015 to April 30, 2016[1]
Class I
Actual	$1,000	$1,004	$1.40
Hypothetical[2]	$1,000	$1,023	$1.41

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.48% and 0.28% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

38

BBH LIMITED DURATION FUND

DISCLOSURE OF ADVISOR SELECTION
April 30, 2016 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”). Additionally, the approval must occur at an in-person meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 16, 2015 and an in-person meeting on December 2, 2015, to consider whether to renew the combined Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 2, 2015 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel, operations and Fund performance. The Board also received comparative performance and fee and expense information for the Fund compiled by Broadridge using data from Lipper, Inc. (“Lipper”), an independent provider of investment company data (“Lipper Report”) and reviewed this comparative information with both Lipper and with BBH. The Board received a memorandum from counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of services provided and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, pursuant to the Agreement with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement,

financial statements april 30, 2016	39

BBH LIMITED DURATION FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2016 (unaudited)

the Agreement also contemplates the provision of administrative services by BBH to the Fund within the same fee structure. The Board received and considered information, during the December meeting and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by BBH as both the Investment Adviser and administrator including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, assistance to the Board (including the Independent Trustees in their capacity as Trustees), Chief Compliance Officer services for the Trust, and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November and December meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds provided in the Lipper Report. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Lipper, as the party responsible for compiling the Lipper Report. The Board reviewed the report’s findings with Lipper and discussed the positioning of the Fund relative to its selected peer-set. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer funds, noting the Fund’s varied performance over time, specifically strong performance in the 3-year period and relative underperformance in the 1-year period ended September 30, 2015. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the relevant market conditions for the Fund’s investments and investment strategy. Based on this information, and in light of the Fund’s historic investment style, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the

40

BBH LIMITED DURATION FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2016 (unaudited)

provision of services to the Fund by affiliated and nonaffiliated service providers. In the Lipper Report, the Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net total expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by Lipper, noting that the Fund compared well to the selected peer-set. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly and indirectly. The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2015, and for the prior four years, focusing on the Investment Adviser’s and BBH’s profitability before taxes and distribution expenses. The data also included the effect of revenue generated by the shareholder servicing, custody, fund accounting and administration fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board also considered fall-out benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities and fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable.

financial statements april 30, 2016	41

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST
April 30, 2016 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures to assure that investment opportunities are allocated equitably between the Fund and other funds and accounts with similar investment strategies.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, required or with cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

42

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)
April 30, 2016 (unaudited)

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

From time to time, BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

When market quotations are not readily available, or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, and compliance with the Investment Adviser’s Code of Ethics.

financial statements april 30, 2016	43

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)
April 30, 2016 (unaudited)

With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

44

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
(800) 575-1265
Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

Semi-Annual Report

APRIL 30, 2016

BBH INTERMEDIATE MUNICIPAL BOND FUND

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO ALLOCATION
April 30, 2016 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Municipal Bonds	$87,796,224	97.8%
Cash and Other Assets in Excess of Liabilities	1,993,091	2.2
NET ASSETS	$89,789,315	100.0%

All data as of April 30, 2016. BBH Intermediate Municipal Bond Fund’s (the “Fund”) security type diversification is expressed as a percentage of net assets and may vary over time.

CREDIT QUALITY

	U.S. $ Value	Percent of Total Investments
AAA	$18,714,942	21.3%
AA	26,580,585	30.3
A	33,196,980	37.8
BBB	6,226,905	7.1
BB	2,530,708	2.9
Not rated	546,104	0.6
TOTAL INVESTMENTS	$87,796,224	100.0%

All data as of April 30, 2016. The Fund’s credit quality is expressed as a percentage of total investments and may vary over time. Ratings are provided by Standard and Poor’s (S&P). Where S&P ratings are not available, they are substituted with Moody’s. S&P and Moody’s are independent third parties.

The accompanying notes are an integral part of these financial statements.

2

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (97.8%)
	Alabama (0.4%)
$ 290,000	Alabama 21st Century Authority, Revenue Bonds	06/01/21	5.000%	$337,105
	Total Alabama			337,105

	Arizona (2.2%)
100,000	Coconino County Pollution Control Corp., Revenue Bonds, FGIC[1]	09/01/32	1.097	92,834
425,000	Salt Verde Financial Corp., Revenue Bonds	12/01/19	5.250	478,372
55,000	Salt Verde Financial Corp., Revenue Bonds	12/01/22	5.250	65,290
745,000	Salt Verde Financial Corp., Revenue Bonds	12/01/24	5.250	902,232
80,000	Salt Verde Financial Corp., Revenue Bonds	12/01/26	5.250	98,408
300,000	Salt Verde Financial Corp., Revenue Bonds	12/01/32	5.000	369,036
	Total Arizona			2,006,172

	California (3.2%)
2,000,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[2]	08/01/29	0.000	1,336,060
1,000,000	Grossmont Union High School District, General Obligation Bonds[2]	08/01/27	0.000	741,350
25,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/19	5.250	28,065
660,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/22	5.250	783,592
30,000	Long Beach Bond Finance Authority, Revenue Bonds[1]	11/15/27	1.864	28,053
	Total California			2,917,120

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	3

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Colorado (0.4%)
$ 415,000	Denver Health & Hospital Authority, Revenue Bonds[1]	12/01/33	1.526%	$383,701
	Total Colorado			383,701

	Connecticut (1.7%)
550,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/22	3.250	572,281
125,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/22	3.250	130,066
140,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/23	3.450	145,309
725,000	State of Connecticut, General Obligation Bonds[1]	03/01/25	1.400	704,156
	Total Connecticut			1,551,812

	Florida (1.8%)
1,080,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/27	5.000	1,277,511
35,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/25	5.000	41,350
10,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/26	5.000	11,725
300,000	Pinellas County Health Facilities Authority, Revenue Bonds, NPFG[1]	11/15/23	0.602	281,834
	Total Florida			1,612,420

	Georgia (0.6%)
500,000	Monroe County Development Authority, Revenue Bonds[1]	01/01/39	2.400	515,475
	Total Georgia			515,475

	Hawaii (0.4%)
300,000	State of Hawaii Airports System Revenue, Certificates of Participation	08/01/21	5.000	349,767
	Total Hawaii			349,767

The accompanying notes are an integral part of these financial statements.

4

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Illinois (8.2%)
$ 90,000	Chicago Park District, General Obligation Bonds	11/15/16	5.000%	$91,716
525,000	Chicago Park District, General Obligation Bonds	01/01/18	4.250	547,407
75,000	Chicago Park District, General Obligation Bonds	01/01/19	3.000	77,147
360,000	Chicago Park District, General Obligation Bonds	01/01/19	4.000	379,595
100,000	Chicago Park District, General Obligation Bonds	01/01/19	5.000	108,024
30,000	Chicago Transit Authority, Revenue Bonds, AMBAC	06/01/16	5.250	30,082
100,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/17	5.000	103,969
110,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/19	5.250	118,114
710,000	Chicago Transit Authority, Revenue Bonds	06/01/19	5.500	777,684
500,000	Chicago Transit Authority, Revenue Bonds	06/01/20	5.000	559,660
500,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/20	5.250	535,715
320,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/22	5.000	343,139
300,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/23	5.250	319,212
165,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/24	5.250	175,151
135,000	Metropolitan Pier & Exposition Authority, Revenue Bonds, NPFG[2]	12/15/19	0.000	125,362
170,000	Metropolitan Pier & Exposition Authority, Revenue Bonds, NPFG[2]	12/15/21	0.000	148,196
105,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/19	5.125	117,303
95,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/21	5.375	112,311

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	5

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Illinois (continued)
$ 375,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/23	5.500%	$440,213
500,000	State of Illinois, General Obligation Bonds	02/01/19	5.000	539,810
185,000	State of Illinois, General Obligation Bonds	04/01/20	5.000	203,783
200,000	State of Illinois, General Obligation Bonds	08/01/21	5.000	222,128
1,125,000	State of Illinois, General Obligation Bonds	07/01/22	5.000	1,256,648
	Total Illinois			7,332,369

	Kansas (0.4%)
200,000	City of La Cygne, Revenue Bonds, NPFG[1]	04/15/27	0.820	172,738
100,000	City of St. Marys, Revenue Bonds, NPFG[1]	04/15/32	0.820	89,571
100,000	City of Wamego, Revenue Bonds, NPFG[1]	04/15/32	0.800	89,432
	Total Kansas			351,741

	Kentucky (4.6%)
3,000,000	Carroll County, Revenue Bonds, AMBAC[1]	10/01/32	0.882	2,712,489
1,340,000	Kentucky Housing Corp., Revenue Bonds[3]	07/01/19	4.250	1,427,569
	Total Kentucky			4,140,058

	Maryland (1.4%)
1,000,000	County of Baltimore, General Obligation Bonds	08/01/23	5.000	1,252,550
	Total Maryland			1,252,550

The accompanying notes are an integral part of these financial statements.

6

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Massachusetts (2.1%)
$ 100,000	Commonwealth of Massachusetts, Revenue Bonds, AGM[1]	06/01/17	1.717%	$101,629
700,000	Commonwealth of Massachusetts, Revenue Bonds, AGM[1]	06/01/22	1.927	753,165
1,000,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/21	2.500	1,008,310
	Total Massachusetts			1,863,104

	Michigan (4.0%)
220,000	Detroit City School District, General Obligation Bonds, FGIC	05/01/20	6.000	257,286
250,000	Detroit City School District, General Obligation Bonds, FGIC	05/01/21	6.000	300,442
350,000	Detroit City School District, General Obligation Bonds	05/01/23	5.000	411,169
95,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	112,742
55,000	Detroit City School District, General Obligation Bonds, AGM	05/01/27	5.250	69,397
305,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	6.000	388,732
1,510,000	Detroit City School District, General Obligation Bonds, AGM	05/01/30	5.250	1,913,729
105,000	Michigan Finance Authority, Revenue Bonds	05/01/19	5.000	116,592
	Total Michigan			3,570,089

	Minnesota (1.4%)
1,300,000	City of Minneapolis, Revenue Bonds[1,4]	05/05/16	0.390	1,300,000
	Total Minnesota			1,300,000

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	7

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Missouri (0.6%)
$ 300,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, AMBAC[1]	06/01/31	0.753%	$269,260
310,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, AMBAC[1]	06/01/31	0.765	278,970
	Total Missouri			548,230

	Montana (0.5%)
445,000	Montana Board of Housing, Revenue Bonds	12/01/43	3.000	460,855
	Total Montana			460,855

	Nebraska (0.6%)
455,000	Central Plains Energy Project, Revenue Bonds	09/01/27	5.000	522,012
	Total Nebraska			522,012

	Nevada (0.9%)
900,000	County of Washoe, Revenue Bonds, NPFG[1]	03/01/36	1.088	835,395
	Total Nevada			835,395

	New Jersey (19.7%)
1,270,000	New Jersey Economic Development Authority, Revenue Bonds[1]	02/01/17	1.310	1,260,272
2,000,000	New Jersey Economic Development Authority, Revenue Bonds	06/15/23	5.000	2,235,440
1,250,000	New Jersey Transit Corp., Revenue Bonds	09/15/19	5.000	1,371,812
1,050,000	New Jersey Transit Corp., Revenue Bonds	09/15/20	5.000	1,176,777
200,000	New Jersey Transit Corp., Revenue Bonds	09/15/21	5.000	227,964
300,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	12/15/23	5.500	345,849

The accompanying notes are an integral part of these financial statements.

8

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New Jersey (continued)
$ 1,150,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[2]	12/15/26	0.000%	$747,511
1,850,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[2]	12/15/30	0.000	970,991
650,000	New Jersey Turnpike Authority, Revenue Bonds, NPFG[1]	01/01/30	0.502	586,496
925,000	New Jersey Turnpike Authority, Revenue Bonds, NPFG[1]	01/01/30	0.718	834,629
1,200,000	New Jersey Turnpike Authority, Revenue Bonds, NPFG[1]	01/01/30	0.718	1,082,771
5,750,000	Tobacco Settlement Financing Corp., Revenue Bonds[2]	06/01/41	0.000	1,541,518
20,155,000	Tobacco Settlement Financing Corp., Revenue Bonds[2]	06/01/41	0.000	5,282,021
	Total New Jersey			17,664,051

	New York (11.8%)
400,000	City of New York, General Obligation Bonds[1,4]	05/02/16	0.320	400,000
1,075,000	Metropolitan Transportation Authority, Revenue Bonds, AGM[1]	11/01/22	0.866	1,034,325
50,000	Metropolitan Transportation Authority, Revenue Bonds, AGM[1]	11/01/22	0.875	48,101
50,000	New York City Transit Authority/Metropolitan Trans Authority/Triborough Bridge & Tunnel Authority, Certificates of Participation, AMBAC[1,3]	01/01/30	1.197	45,352
400,000	New York City Transit Authority/Metropolitan Trans Authority/Triborough Bridge & Tunnel Authority, Certificates of Participation, AMBAC[1,3]	01/01/30	1.202	364,195

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	9

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New York (continued)
$ 150,000	New York City Transit Authority/Metropolitan Trans Authority/Triborough Bridge & Tunnel Authority, Certificates of Participation, AMBAC[1,3]	01/01/30	1.207%	$136,558
220,000	New York City Transitional Finance Authority, Revenue Bonds[1,4]	05/02/16	0.320	220,000
120,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[1]	12/01/23	1.097	114,091
225,000	New York State Energy Research & Development Authority, Revenue Bonds, FGIC[1]	06/01/25	1.097	204,322
1,845,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[1]	12/01/25	1.092	1,735,970
700,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[1]	12/01/25	1.094	658,635
500,000	New York State Energy Research & Development Authority, Revenue Bonds[1]	07/01/26	2.375	506,580
210,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[1]	12/01/26	1.085	195,077
300,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[1]	03/01/27	1.087	281,342
1,890,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[1]	07/01/27	1.082	1,771,639
110,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[1]	07/01/27	1.085	103,115

The accompanying notes are an integral part of these financial statements.

10

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New York (continued)
$ 1,070,000	New York State Energy Research & Development Authority, Revenue Bonds, XLCA[1]	07/01/29	1.100%	$1,000,196
1,925,000	New York State Energy Research & Development Authority, Revenue Bonds, NPFG[1]	04/01/34	1.200	1,795,349
	Total New York			10,614,847

	North Carolina (3.7%)
1,405,000	County of Mecklenburg, General Obligation Bonds	04/01/24	5.000	1,781,189
1,250,000	State of North Carolina, General Obligation Bonds	06/01/23	5.000	1,567,400
	Total North Carolina			3,348,589

	Ohio (0.6%)
500,000	Lancaster Port Authority, Revenue Bonds[1]	05/01/38	1.011	497,800
	Total Ohio			497,800

	Oregon (1.6%)
1,615,000	Clackamas Community College District, General Obligation Bonds[2]	06/15/23	0.000	1,434,798
	Total Oregon			1,434,798

	Pennsylvania (3.9%)
465,000	Allegheny County Airport Authority, Revenue Bonds	01/01/21	5.000	529,407
150,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/22	5.000	174,132
50,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/23	5.000	58,999
75,000	School District of Philadelphia, General Obligation Bonds	09/01/20	5.000	83,159

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	11

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Pennsylvania (continued)
$ 350,000	School District of Philadelphia, General Obligation Bonds	09/01/20	5.000%	$387,614
1,000,000	School District of Philadelphia, General Obligation Bonds	09/01/21	5.000	1,091,970
880,000	School District of Philadelphia, General Obligation Bonds	09/01/22	5.250	967,965
215,000	School District of Philadelphia, General Obligation Bonds, AGM, FGIC	06/01/24	5.000	251,075
	Total Pennsylvania			3,544,321

	Tennessee (2.0%)
1,480,000	Tennessee Energy Acquisition Corp., Revenue Bonds	02/01/23	5.000	1,756,627
	Total Tennessee			1,756,627

	Texas (7.9%)
325,000	City of Houston Airport System, Revenue Bonds, AGM[1]	07/01/30	0.860	294,926
825,000	City of Houston Airport System, Revenue Bonds, AGM[1]	07/01/30	0.860	749,042
75,000	City of Houston Airport System, Revenue Bonds, XLCA[1]	07/01/32	0.870	68,708
575,000	City of Houston Airport System, Revenue Bonds, XLCA[1]	07/01/32	0.870	526,590
225,000	City of Houston Airport System, Revenue Bonds, XLCA[1]	07/01/32	0.873	206,746
1,805,000	Grand Prairie Independent School District, General Obligation Bonds	02/15/24	5.250	2,300,292
3,145,000	North Texas Tollway Authority, Revenue Bonds, AGC[2]	01/01/29	0.000	2,122,686
310,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/19	5.250	349,457
95,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/20	5.250	109,492

The accompanying notes are an integral part of these financial statements.

12

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (continued)
$ 300,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/21	5.250%	$352,569
	Total Texas			7,080,508

	Utah (2.9%)
2,000,000	State of Utah, General Obligation Bonds	07/01/24	5.000	2,562,100
	Total Utah			2,562,100

	Virginia (5.0%)
3,570,000	Commonwealth of Virginia, General Obligation Bonds	06/01/23	5.000	4,473,745
	Total Virginia			4,473,745

	Washington (2.9%)
1,000,000	Port of Seattle, Revenue Bonds	04/01/23	5.000	1,209,870
180,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/21	2.900	185,429
1,030,000	Washington State Housing Finance Commission, Revenue Bonds	12/01/22	2.600	1,049,374
185,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/22	3.050	192,844
	Total Washington			2,637,517

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	13

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Wisconsin (0.4%)
$ 280,000	County of Milwaukee Airport Revenue, Revenue Bonds	12/01/28	5.250%	$331,346
	Total Wisconsin			331,346
	Total Municipal Bonds (Identified cost $84,973,198)			87,796,224

TOTAL INVESTMENTS (Identified cost $84,973,198)[5]	97.8%	$87,796,224
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	2.2%	1,993,091
NET ASSETS	100.0%	$89,789,315

[1]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2016 coupon or interest rate.
[2]	Security issued with zero coupon. Income is recognized through accretion of discount.
[3]	The Fund’s Investment Adviser has deemed this security to be illiquid based upon the SEC definition of an illiquid security.
[4]	Variable rate demand note. The maturity date reflects the demand repayment dates. The interest rate changes on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of April 30, 2016.
[5]	The aggregate cost for federal income tax purposes is $84,973,198, the aggregate gross unrealized appreciation is $3,214,032 and the aggregate gross unrealized depreciation is $391,006, resulting in net unrealized appreciation of $2,823,026.

Abbreviations:

AGC – Assured Guaranty Corp.

AGM – Assured Guaranty Municipal Corp.

AMBAC – AMBAC Financial Group, Inc.

BHAC – Berkshire Hathaway Assurance Corporation.

FGIC – Financial Guaranty Insurance Company.

FHLMC – Federal Home Loan Mortgage Corporation.

FNMA – Federal National Mortgage Association.

GNMA – Government National Mortgage Association.

NPFG – National Public Finance Guaranty Corp.

XLCA – XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.

14

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	15

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
April 30, 2016 (unaudited)

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2016.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2016
Municipal Bonds**	$–	$87,796,224	$–	$87,796,224
Total Investments, at value	$–	$87,796,224	$–	$87,796,224

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2016.
**	For geographical breakdown of municipal bond investments, refer to the Portfolio of Investments.

The accompanying notes are an integral part of these financial statements.

16

BBH INTERMEDIATE MUNICIPAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2016 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $84,973,198)	$87,796,224
Cash	191,287
Receivables for:
Investments sold	1,913,193
Interest	652,771
Investment advisory and administrative fees waiver reimbursement	39,635
Shares sold	2,132
Other receivables	7,803
Prepaid assets	243
Total Assets	90,603,288
LIABILITIES:
Payables for:
Investments purchased	688,148
Investment advisory and administrative fees	51,562
Professional fees	38,862
Custody and fund accounting fees	22,581
Shareholder servicing fees	4,003
Board of Trustees’ fees	2,401
Shares redeemed	2,121
Transfer agent fees	1,353
Distributor fees	642
Accrued expenses and other liabilities	2,300
Total Liabilities	813,973
NET ASSETS	$89,789,315
Net Assets Consist of:
Paid-in capital	$86,433,049
Distributions in excess of net investment income	(9)
Accumulated net realized gain on investments in securities	533,249
Net unrealized appreciation/(depreciation) on investments in securities	2,823,026
Net Assets	$89,789,315
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($24,087,984 ÷ 2,293,913 shares outstanding)	$10.50
CLASS I SHARES
($65,701,331 ÷ 6,263,062 shares outstanding)	$10.49

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	17

BBH INTERMEDIATE MUNICIPAL BOND FUND

STATEMENT OF OPERATIONS
For the six months ended April 30, 2016 (unaudited)

NET INVESTMENT INCOME:
Income:
Interest and other income	$1,169,667
Total Income	1,169,667
Expenses:
Investment advisory and administrative fees	183,473
Professional fees	32,400
Custody and fund accounting fees	29,030
Board of Trustees’ fees	27,861
Shareholder servicing fees	24,779
Registration fees	22,498
Transfer agent fees	13,191
Distributor fees	10,084
Miscellaneous expenses	19,281
Total Expenses	362,597
Investment advisory and administrative fees waiver	(114,119)
Expense offset arrangement	(552)
Net Expenses	247,926
Net Investment Income	921,741
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	534,019
Net change in unrealized appreciation/(depreciation) on investments in securities	1,592,629
Net Realized and Unrealized Gain	2,126,648
Net Increase in Net Assets Resulting from Operations	$3,048,389

The accompanying notes are an integral part of these financial statements.

18

BBH INTERMEDIATE MUNICIPAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2016 (unaudited)	For the year ended October 31, 2015
INCREASE IN NET ASSETS:
Operations:
Net investment income	$921,741	$1,225,849
Net realized gain on investments in securities	534,019	221,782
Net change in unrealized appreciation/(depreciation) on investments in securities	1,592,629	140,409
Net increase in net assets resulting from operations	3,048,389	1,588,040
Dividends and distributions declared:
From net investment income:
Class N	(235,816)	(229,093)
Class I	(685,934)	(997,005)
From net realized gains:
Class N	(54,688)	(8,229)
Class I	(143,942)	(403,258)
Total dividends and distributions declared	(1,120,380)	(1,637,585)
Share transactions:
Proceeds from sales of shares	8,359,371	51,400,360 *
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	423,107	286,601
Proceeds from short-term redemption fees	–	466
Cost of shares redeemed	(12,770,505)	(12,481,618)*
Net increase (decrease) in net assets resulting from share transactions	(3,988,027)	39,205,809
Total increase (decrease) in net assets	(2,060,018)	39,156,264
NET ASSETS:
Beginning of period	91,849,333	52,693,069
End of period (including distributions in excess of net investment income of $(9) and undistributed net investment income of $0, respectively)	$89,789,315	$91,849,333

*	Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	19

BBH INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period.

	For the six months ended April 30, 2016 (unaudited)	For the year ended October 31,2015	For the period from April 1, 2014 (commencement of operations) to October 31, 2014
Net asset value, beginning of period	$10.29	$10.30	$10.00
Income from investment operations:
Net investment income[1]	0.10	0.15	0.09
Net realized and unrealized gain	0.23	0.08	0.29
Total income from investment operations	0.33	0.23	0.38
Less dividends and distributions:
From net investment income	(0.10)	(0.16)	(0.08)
From net realized gains	(0.02)	(0.08)	–
Total dividends and distributions	(0.12)	(0.24)	(0.08)
Short-term redemption fees[1]	–	0.00 [2]	–
Net asset value, end of period	$10.50	$10.29	$10.30
Total return	3.24%[3]	2.29%	3.82%[3]
Ratios/Supplemental data:
Net assets, end of period (in millions)	$24	$26	$1
Ratio of expenses to average net assets before reductions	1.04%[4]	1.10%	8.78%[5]
Fee waiver	0.39%[4,6]	0.45%[6]	8.13%[5,6]
Expense offset arrangement	0.00%[4,7]	0.00%[7]	0.00%[5,7]
Ratio of expenses to average net assets after reductions	0.65%[4]	0.65%	0.65%[5]
Ratio of net investment income to average net assets	1.90%[4]	1.43%	1.43%[5]
Portfolio turnover rate	32%[3]	142%	91%
Portfolio turnover rate[8]	19%[3]	83%	56%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	Annualized with the exception of audit fees and registration fees.
[6]	The ratio of expenses to average net assets for the six months ended ended April 30, 2016, the fiscal year ended October 31, 2015 and the period ended October 31, 2014, reflect fees reduced as result of a contractual operating expense limitation of the share class to 0.65%. The agreement is effective for the period beginning on April 1, 2014 and will terminate on March 1, 2017, unless it is renewed by all parties to the agreement. For the six months ended April 30, 2016, the fiscal year ended October 31, 2015 and the period from April 1, 2014 to October 31, 2014 the waived fees were $47,806, $71,871 and $47,942, respectively.
[7]	Less than 0.01%.
[8]	The portfolio turnover rate excludes variable rate demand notes.

The accompanying notes are an integral part of these financial statements.

20

BBH INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the six months ended April 30, 2016 (unaudited)	For the year ended October 31, 2015	For the period from April 1, 2014 (commencement of operations) to October 31, 2014
Net asset value, beginning of period	$10.28	$10.30	$10.00
Income from investment operations:
Net investment income[1]	0.11	0.18	0.09
Net realized and unrealized gain	0.23	0.06	0.30
Total income from investment operations	0.34	0.24	0.39
Less dividends and distributions:
From net investment income	(0.11)	(0.18)	(0.09)
From net realized gains	(0.02)	(0.08)	–
Total dividends and distributions	(0.13)	(0.26)	(0.09)
Short-term redemption fees[1]	–	0.00 [2]	–
Net asset value, end of period	$10.49	$10.28	$10.30
Total return	3.31%[3]	2.33%	3.89%[3]
Ratios/Supplemental data:
Net assets, end of period (in millions)	$66	$66	$52
Ratio of expenses to average net assets before reductions	0.70%[4]	0.78%	0.88%[5]
Fee waiver	0.20%[4,6]	0.28%[6]	0.38%[5,6]
Expense offset arrangement	0.00%[4,7]	0.00%[7]	0.00%[5,7]
Ratio of expenses to average net assets after reductions	0.50%[4]	0.50%	0.50%[5]
Ratio of net investment income to average net assets	2.05%[4]	1.72%	1.49%[5]
Portfolio turnover rate	32%[3]	142%	91%
Portfolio turnover rate[8]	19%[3]	83%	56%

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	Annualized with the exception of audit fees and registration fees.
[6]	The ratio of expenses to average net assets for the six months ended ended April 30, 2016, the fiscal year ended October 31, 2015 and the period ended October 31, 2014, reflect fees reduced as result of a contractual operating expense limitation of the share class to 0.50%. The agreement is effective for the period beginning on April 1, 2014 and will terminate on March 1, 2017, unless it is renewed by all parties to the agreement. For the six months ended April 30, 2016, the fiscal year ended October 31, 2015 and the period from April 1, 2014 to October 31, 2014, the waived fees were $66,313, $163,323 and $137,383, respectively.
[7]	Less than 0.01%.
[8]	The portfolio turnover rate excludes variable rate demand notes.

The accompanying notes are an integral part of these financial statements.

financial statements april 30, 2016	21

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS
April 30, 2016 (unaudited)

1.	Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on April 1, 2014. The Fund offers Class N shares and Class I shares. Class N and Class I shares have different operating expenses. With the exception of class specific expenses, all expenses are allocated between classes based on net assets. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. As of April 30, 2016, there were six series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. Prices of municipal bonds are provided by an external pricing service approved by the Fund’s Board of Trustees (“Board”). These securities are generally classified as Level 2. The evaluated vendor pricing is based on methods that may include consideration of the following: yields or prices of municipal securities of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.
Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied

22

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.
The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2015, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2016, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for all open tax years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
E.	Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded

financial statements april 30, 2016	23

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

on the ex-dividend date. The Fund declared dividends in the amount of $290,504 and $829,876 to Class N and Class I shareholders, respectively, during the six month ended April 30, 2016.
The tax character of distributions paid during the year ended October 31, 2015 and the period ended October 31, 2014, respectively, were as follows:
Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax exempt income	Tax return of capital	Total distributions paid
2015:	$609,512	–	$609,512	$1,028,073	–	$1,637,585
2014:	53,584	–	53,584	395,815	–	449,399

As of October 31, 2015 and 2014, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2015:	$74,098	$123,762	$197,860	–	–	$1,230,397	$1,428,257
2014:	411,073	–	411,073	–	–	1,089,988	1,501,061

The Fund did not have a net capital loss carryforward at October 31, 2015.
Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.
To the extent future capital gains are offset by capital loss carryforwards, if any; such gains will not be distributed.
F.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective April 1, 2014 (commencement of operations), under a combined Investment Advisory and Administrative Services Agreement

24

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

(“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to 0.40% of the Fund’s average daily net assets. For the six months ended April 30, 2016, the Fund incurred $183,473 under the Agreement.

B.	Investment Advisory and Administrative Fee Waivers. Effective April 1, 2014 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of Class N and Class I to 0.65% and 0.50%, respectively. The agreement will terminate on March 1, 2017, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2016, the Investment Adviser waived fees in the amount of $47,806 and $66,313 for Class N and Class I, respectively.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% (0.15% prior to November 1, 2015) of Class N shares’ average daily net assets. For the six months ended April 30, 2016, Class N shares of the Fund incurred $24,779 in shareholder servicing fees.
D.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2016, the Fund incurred $29,030 in custody and fund accounting fees. These fees for the Fund were reduced by $552 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2016, was $44.

financial statements april 30, 2016	25

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

E.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2016, the Fund incurred $27,861 in independent Trustee compensation and reimbursements.
F.	Affiliated Ownership. As of April 30, 2016, BBH is the owner of record of 58% of the total outstanding shares of the Fund.
4.	Investment Transactions. For the six months ended April 30, 2016, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, was $28,951,491 and $29,961,326, respectively.
5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:

	For the six months ended April 30, 2016 (unaudited)		For the year ended October 31, 2015
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	215,894	$2,248,504	3,260,428	$33,497,063
Shares issued in connection with reinvestments of dividends	22,426	232,863	16,643	169,984
Proceeds from short-term redemption fees	N/A	–	N/A	133
Shares redeemed	(466,603)	(4,858,160)	(857,223)	(8,734,880)
Net increase (decrease)	(228,283)	$(2,376,793)	2,419,848	$24,932,300

Class I
Shares sold	586,153	$6,110,867	1,755,417	$17,903,297
Shares issued in connection with reinvestments of dividends	18,325	190,244	11,443	116,617
Proceeds from short-term redemption fees	N/A	–	N/A	333
Shares redeemed	(755,379)	(7,912,345)	(368,524)	(3,746,738)
Net increase (decrease)	(150,901)	$(1,611,234)	1,398,336	$14,273,509

26

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the year ended October 31, 2015. Specifically:
During the fiscal year 2015, 391,812 shares of N were exchanged for 392,198 shares of Class I valued at $3,984,732 and 196,099 shares of Class I were exchanged for 195,906 shares of Class N valued at $1,992,367.
6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund may invest in auction rate securities, the liquidity and price of which are subject to the risk of insufficient demand at auction or on a secondary market (auction rate securities risk). Additionally, in the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to redemption of securities by the issuer before maturity (call risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), difficulty in being able to purchase or sell a security (liquidity risk) and a significant position in municipal securities in a particular state (state-specific risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal issuer risk). Additionally, as the Fund’s exposure to similar municipal revenue sectors increases, the Fund will become more sensitive to adverse economic, business or political developments relevant to these sectors (municipal revenue sector risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; and political and regulatory events (market risk). While the Fund endeavors to purchase only bona fide tax exempt bonds, there is a risk that a bond may be reclassified by the IRS as a taxable bond creating taxable income for the Fund and its shareholders (taxation risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

financial statements april 30, 2016	27

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2016 (unaudited)

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
7.	Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2016 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

28

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF FUND EXPENSES
April 30, 2016 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

financial statements april 30, 2016	29

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2016 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period November 1, 2015 to April 30, 2016[1]
Class N
Actual	$1,000	$1,032	$3.28
Hypothetical[2]	$1,000	$1,022	$3.27

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period November 1, 2015 to April 30, 2016[1]
Class I
Actual	$1,000	$1,033	$2.53
Hypothetical[2]	$1,000	$1,022	$2.51

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.65% and 0.50% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

30

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF ADVISOR SELECTION
April 30, 2016 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”). Additionally, the approval must occur at an in-person meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 16, 2015 and an in-person meeting on December 2, 2015, to consider whether to renew the combined Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 2, 2015 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel, operations and Fund performance. The Board also received comparative performance and fee and expense information for the Fund compiled by Broadridge using data from Lipper, Inc. (“Lipper”), an independent provider of investment company data (“Lipper Report”) and reviewed this comparative information with both Lipper and with BBH. The Board received a memorandum from counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, pursuant to the Agreement with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement,

financial statements april 30, 2016	31

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2016 (unaudited)

the Agreement also contemplates the provision of administrative services by BBH to the Fund within the same fee structure. The Board received and considered information, during the December meeting and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by BBH as both the Investment Adviser and administrator including: portfolio management, supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, assistance to the Board (including the Independent Trustees in their capacity as Trustees), Chief Compliance Officer services for the Trust, and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that pursuant to separate agreements BBH also provides custody, shareholder servicing, and fund accounting services to the Fund.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November and December meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds provided in the Lipper Report. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Lipper, as the party responsible for compiling the Lipper Report. The Board reviewed the report’s findings with Lipper and discussed the positioning of the Fund relative to its selected peer-set. The Board noted that the Fund had performed satisfactorily during its relatively limited period of operation since inception on April 1, 2014 and the Fund’s performance was consistent with the investment approach communicated to investors. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund in the context of its review. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the

32

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2016 (unaudited)

Fund by affiliated and nonaffiliated service providers. In the Lipper Report, the Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net total expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by Lipper, noting that the Fund was very well placed, as compared to its selected peer-set. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly and indirectly. The Board reviewed the Investment Adviser’s and BBH’s profitability data for the Fund for the nine-month period ended September 30, 2015 and the prior year, for the period from April 1, 2014 (the Fund’s date of inception) to September 30, 2014, focusing on the Investment Adviser’s and BBH’s profitability before taxes and distribution expenses. The data also included the effect of revenue generated by the shareholder servicing, custody, fund accounting and administration fees paid by the Fund to BBH. With respect to shareholder servicing fees, the Board noted that, effective November 1, 2015, the fee rate was standardized at 0.20% for all of the Trust’s funds, including the Fund, which resulted in an increase of 0.05% in the fees payable by the Fund’s Class N shares. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board also considered fall-out benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities and fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. The Board concluded that the Investment Adviser and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board noted that the fee schedule for the Fund does not contain breakpoints. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Fund.

financial statements april 30, 2016	33

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST
April 30, 2016 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts (including proprietary accounts) managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them, For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures to assure that investment opportunities are allocated equitably between the Fund and other funds and accounts with similar investment strategies.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH however is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

34

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)
April 30, 2016 (unaudited)

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

From time to time, BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

When market quotations are not readily available, or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time.

financial statements april 30, 2016	35

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)
April 30, 2016 (unaudited)

BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

36

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
(800) 575-1265
Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

Not required for this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required for this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required for this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not required for this semi-annual report on Form N-CSR.
(b)	Not required.

Item 6. Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this semi-annual report on Form N-CSR.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/ Jean-Pierre Paquin

Jean-Pierre Paquin

Title:  President (Principal Executive Officer)

Date: July 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Jean-Pierre Paquin

Jean-Pierre Paquin

Title: President (Principal Executive Officer)

Date: July 8, 2016

By: (Signature and Title)

/s/ Charles H. Schreiber

Charles H. Schreiber

Title: Treasurer (Principal Financial Officer)

Date: July 8, 2016